UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	7/31/07

SSL-DOCS2 70134233v5

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Cash Management Funds

SEMIANNUAL REPORT July 31, 2007

Dreyfus Cash Management

Dreyfus Cash Management Plus, Inc.

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus
A BNY Mellon Company℠

Contents

The Funds

Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	8
Statements of Investments	9
Statements of Assets and Liabilities	55
Statements of Operations	57
Statements of Changes in Net Assets	59
Financial Highlights	63
Notes to Financial Statements	72
Information About the Review and
Approval of each Fund’s Investment
Management Agreement	76

For More Information

Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds

The Funds

LETTER TO
SHAREHOLDERS

Dear Shareholder:

We are pleased to present the semiannual report for Dreyfus Cash Management Funds (Taxable). For the six-month period ended July 31, 2007, the six Dreyfus Cash Management Funds listed below produced the following annualized yields and annualized effective yields.1 In addition, effective on June 28, 2007, Dreyfus Cash Management Plus, Inc. and Dreyfus Treasury Cash Management added Service and Select shares to the fund.

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)

Dreyfus Cash Management
Institutional Shares	5.16	5.29
Investor Shares	4.91	5.02
Administrative Shares	5.06	5.18
Participant Shares	4.76	4.87

Dreyfus Cash Management Plus, Inc.
Institutional Shares	5.15	5.28
Investor Shares	4.91	5.02
Administrative Shares	5.06	5.18
Participant Shares	4.76	4.86
Service Shares	0.85†	0.86†
Select Shares	0.80†	0.80†

Dreyfus Government Cash Management
Institutional Shares	5.10	5.22
Investor Shares	4.85	4.96
Administrative Shares	5.00	5.12
Participant Shares	4.70	4.80

Dreyfus Government Prime Cash Management
Institutional Shares	5.05	5.17
Investor Shares	4.80	4.90
Administrative Shares	4.95	5.06
Participant Shares	4.65	4.75

Dreyfus Treasury Cash Management
Institutional Shares	5.04	5.16
Investor Shares	4.79	4.90
Administrative Shares	4.94	5.06
Participant Shares	4.64	4.74
Service Shares	0.82†	0.82†
Select Shares	0.76†	0.76†

Dreyfus Treasury Prime Cash Management
Institutional Shares	4.78	4.88
Investor Shares	4.53	4.63
Administrative Shares	4.68	4.78
Participant Shares	4.38	4.47

† Since inception on June 28, 2007, through July 31, 2007

Economic and Market Environment

When the reporting period began, the Federal Reserve Board (the “Fed”) had left short-term interest rates unchanged at 5.25% over the previous seven months in an environment of softening housing markets and declining energy prices. The combination of slowing economic growth and subdued inflation led some investors to believe that the Fed would remain on the sidelines for much of 2007 as it continued to scrutinize new economic data to assess the impact of its previous tightening campaign. In fact, the Fed again held short-term interest rates steady at its meeting in late January, just days before the start of the reporting period.

Despite heightened volatility in equity markets and the emergence of credit problems in the sub-prime mortgage sector in late February, the unemployment rate dipped to 4.5% .This development seemed to ease fears that the long U.S. economic expansion might be ending, as it would be unusual to see pronounced weakness among consumers while the labor market remained robust. The Fed apparently endorsed this view in late March, when it again left the federal funds rate unchanged. However, a change in the wording of its accompanying announcement suggested that the Fed viewed the risk of inflation as greater than the risk of recession, pushing back investors’ expectations of an eventual easing of monetary policy. It later was announced that GDP in the first quarter grew at an anemic 0.7% annualized rate, the slowest quarterly pace since the first quarter of 2003.

Economic and inflation data remained mixed in April and May. On one hand, housing prices continued to slide and consumer sentiment deteriorated. On the other hand, a key measure of inflation, the core personal consumption price index, rose by 2.2% in May before moderating in June. This was above the target rate that many Fed members have stated as the upper limit of their inflation tolerance, reinforcing investors’ views that the Fed was unlikely to reduce short-term interest rates anytime soon.

The Funds 3

LETTER TO SHAREHOLDERS (continued)

In June, signs of stronger economic growth contributed to higher yields on longer-term bonds. In its statement following its Federal Open Market Committee meeting on June 28, the Fed indicated that it was not yet convinced of the sustainability of lower inflationary pressures. In addition, the Fed expressed its view that the economy was likely to expand moderately, and that high levels of resource utilization could lead to higher inflation in the future. It later was estimated that the U.S. GDP grew at an annualized rate of 3.4% in the second quarter of 2007, further evidence of the economy’s resilience in the face of weakening housing markets and resurgent energy prices.

July proved to be a difficult month for the financial markets, when intensifying housing and lending concerns sparked a sharp repricing of risk in the stock and bond markets. Sharp declines in equities and the more credit-sensitive fixed-income sectors occurred when it was reported that rising delinquencies and defaults had spread from the sub-prime mortgage sector to home equity borrowers with good credit histories. Meanwhile, sales of existing homes slid to the slowest pace in almost five years, and sales of new single-family homes dropped by a significantly greater amount than had been expected. Still, by the reporting period’s end, money market instruments remained relatively insulated from the turmoil affecting longer-term securities, as the Fed gave no sign that it was prepared to alter its steady policy stance.

Portfolio Focus

In this relatively uncertain environment, we generally maintained the funds’ weighted average maturity in a range we considered to be in line with industry averages. Later in the reporting period, when it became clearer to us that the Fed would remain on hold for the time being, we began to increase the funds’ holdings of money market instruments with longer dated maturities in an attempt to capture incrementally higher yields.

At its Federal Open Market Committee meeting soon after the end of the reporting period, the Fed again held the federal funds rate at 5.25% . Although the Fed acknowledged the recent market volatility caused by the sub-prime mortgage crisis, it continued to regard inflation as a more serious risk to the nation’s economic health than potential recession. This outlook was short-lived as the credit markets experienced one of the most significant upheavals in recent memory during mid-August leading the Fed to cut the discount rate.As we write, the Fed has not cut the overnight federal funds rate, but most market participants expect further actions from the Fed in order to facilitate a return to normalcy in the short-term money markets. We will, of course, closely monitor economic and financial conditions and stand ready to make portfolio adjustments as conditions warrant.

LETTER TO
SHAREHOLDERS

For the period of February 1, 2007, through July 31, 2007, as provided by Colleen Meehan, Senior Portfolio Manager

Dear Shareholder:

Despite heightened volatility among longer-term bonds, yields of money market instruments remained relatively stable over the reporting period as the Federal Reserve Board (the “Fed”) continued to hold the overnight federal funds rate steady at 5.25% .

For the six-month period ended July 31, 2007, the three tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax Exempt) produced the following annualized yields and annualized effective yields:1

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)

Dreyfus Municipal Cash Management Plus
Institutional Shares	3.53	3.59
Investor Shares	3.28	3.33
Administrative Shares	3.43	3.49
Participant Shares	3.14	3.18

Dreyfus N.Y. Municipal Cash Management
Institutional Shares	3.51	3.56
Investor Shares	3.26	3.31
Administrative Shares	3.41	3.46
Participant Shares	3.11	3.15

Dreyfus Tax Exempt Cash Management
Institutional Shares	3.49	3.54
Investor Shares	3.24	3.29
Administrative Shares	3.39	3.44
Participant Shares	3.09	3.13

Short-Term Interest Rates Remained Steady Despite Volatility Among Longer-Term Bonds

The reporting period was characterized by heightened levels of uncertainty and volatility in the U.S. bond market, stemming primarily from credit concerns in the sub-prime mortgage sector and investors’ shifting expectations regarding domestic economic growth and inflation. In contrast, money market instruments traded within a relatively narrow range as the Fed remained on the sidelines throughout the reporting period.

Although many analysts early in the reporting period anticipated a rate cut from the Fed sometime in 2007, those expectations were delayed by signs of stronger-than-expected economic growth, including a robust labor market and a relatively robust 3.4% annualized GDP growth rate for the second quarter of the year. Inflation concerns were rekindled by resurgent energy prices as crude oil set new record highs, and food prices rose sharply due largely to rising demand for corn, which is increasingly used to manufacture ethanol. Yet, the core rate of inflation appeared to remain relatively mild as weak housing markets, sluggish retail sales of apparel and ongoing troubles in the automotive sector helped to contain consumer prices. Faced with these mixed economic and inflation signals, the Fed risked an acceleration of inflation if it cut interest rates, while further rate hikes might have increased the chances of a more severe economic decline.

With the Fed on hold, the tax-exempt money markets were influenced to a significant degree by supply-and-demand forces. Investment banks continued to create a substantial volume of variable rate demand notes (“VRDNs”) and tender option bonds (“TOBs”), which put upward pressure on yields at the short end of the market’s maturity range. In fact, at times during the reporting period, VRDNs and TOBs provided higher yields than longer-dated municipal notes as a result of the ample supply of floating-rate product. The rest of the yield curve remained relatively flat throughout the reporting period, with little difference in yields among instruments with maturities between six months and one year.

The fiscal conditions of most states and municipalities remained sound during the reporting period.

The Funds 5

LETTER TO SHAREHOLDERS (continued)

Although some states have felt the impact of weak housing markets more than others, tax revenues generally have continued to support balanced budgets for most issuers.As a result, the winter and spring of 2007 was a time of relatively low issuance volumes in the short-term tax-exempt market, with a dearth of newly issued fixed-rate notes contributing to short weighted average maturities throughout our industry. However, the supply of municipal notes increased at least temporarily during June and July as states and municipalities issued their short-term financings for their upcoming fiscal years. Meanwhile, investor demand has been robust as tax-exempt money market assets have remained near record highs so far in 2007.

The fiscal environment in New York proved to be particularly favorable.The state and city continued to benefit from strong conditions in the financial services industry.The City of New York received a credit rating upgrade from one of the major bond rating agencies during the reporting period, and the City now enjoys the highest credit rating in its history.

A Conservative Investment Posture Was Warranted in an Uncertain Market

In this market environment, we generally have maintained the funds’ weighted average maturities in a range that is in line with to slightly longer than industry averages. We have focused primarily on VRDNs, complementing those holdings with tax-exempt commercial paper and seasoned municipal notes with maturities between three and nine months. We have attempted to “ladder” the funds’ longer-dated holdings so that their maturities are staggered, a strategy that is designed to stabilize the funds’ yields and protect them from unexpected fluctuations in short-term interest rates.

As always, we have maintained conservative credit standards, which we believe has become more important due to the recent spread of credit concerns from the sub-prime mortgage sector to other credit-sensitive areas of the bond market.

As of the reporting period’s end, we have seen no sign that the Fed is prepared to alter its policy stance. The U.S. economy has continued to send mixed signals, suggesting to us that current market uncertainty may persist. In addition, tax-exempt yield spreads have remained narrow compared to historical norms. Therefore, we have continued to maintain the funds’ average weighted maturities in a range that is close to industry averages.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2007 to July 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2007 †
	Institutional	Investor	Administrative	Participant	Service	Select
	Shares	Shares	Shares	Shares	Shares	Shares

Dreyfus Cash Management
Expenses paid per $1,000 ††	$ 1.00	$ 2.26	$ 1.51	$ 3.01	—	—
Ending value (after expenses)	$1,025.90	$1,024.60	$1,025.40	$1,023.80	—	—
Dreyfus Cash Management Plus, Inc.
Expenses paid per $1,000 ††	$ 1.00	$ 2.26	$ 1.51	$ 3.01	$ 0.63	$ 0.91
Ending value (after expenses)	$1,025.80	$1,024.60	$1,025.40	$1,023.80	$1,004.20	$1,004.00
Dreyfus Government
Cash Management
Expenses paid per $1,000 ††	$ 1.00	$ 2.26	$ 1.51	$ 3.01	—	—
Ending value (after expenses)	$1,025.60	$1,024.30	$1,025.10	$1,023.50	—	—
Dreyfus Government
Prime Cash Management
Expenses paid per $1,000 ††	$ 1.00	$ 2.26	$ 1.51	$ 3.01	—	—
Ending value (after expenses)	$1,025.30	$1,024.00	$1,024.80	$1,023.30	—	—
Dreyfus Treasury Cash Management
Expenses paid per $1,000 ††	$ 1.00	$ 2.26	$ 1.51	$ 3.01	$ 0.63	$ 0.91
Ending value (after expenses)	$1,025.30	$1,024.00	$1,024.80	$1,023.30	$1,004.10	$1,003.80
Dreyfus Treasury Prime
Cash Management
Expenses paid per $1,000 ††	$ 1.00	$ 2.26	$ 1.51	$ 3.01	—	—
Ending value (after expenses)	$1,023.90	$1,022.70	$1,023.50	$1,021.90	—	—
Dreyfus Municipal
Cash Management Plus
Expenses paid per $1,000 ††	$ 1.00	$ 2.25	$ 1.50	$ 3.00	—	—
Ending value (after expenses)	$1,017.70	$1,016.40	$1,017.10	$1,015.60	—	—
Dreyfus New York Municipal
Cash Management
Expenses paid per $1,000 ††	$ 1.00	$ 2.25	$ 1.50	$ 3.00	—	—
Ending value (after expenses)	$1,017.50	$1,016.30	$1,017.00	$1,015.50	—	—
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000 ††	$ 1.00	$ 2.25	$ 1.50	$ 3.00	—	—
Ending value (after expenses)	$1,017.40	$1,016.20	$1,016.90	$1,015.40	—	—

† For Institutional Shares, Investor Shares, Administrative Shares and Participant Shares; and from June 29, 2007 (commencement of initial offering) to July 31, 2007 for Service Shares and Select Shares.

†† Expenses are equal to the funds’ annualized expense ratio of .20% for Institutional Shares, .45% for Investor Shares, .30% for Administrative Shares, .60% for Participant Shares, .70% for Service Shares and 1.00% for Selecet Shares; multiplied by the average account value over the period, by 181/365 (to reflect the one-half year period).

The Funds 7

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investores assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2007
	Institutional	Investor	Administrative	Participant	Service	Select
	Shares	Shares	Shares	Shares	Shares	Shares

Dreyfus Cash Management
Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 1.51	$ 3.01	—	—
Ending value (after expenses)	$1,023.80	$1,022.56	$1,023.31	$1,021.82	—	—
Dreyfus Cash Management Plus, Inc.
Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 1.51	$ 3.01	$ 3.51	$ 5.01
Ending value (after expenses)	$1,023.80	$1,022.56	$1,023.31	$1,021.82	$1,021.31	$1,019.84
Dreyfus Government
Cash Management
Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 1.51	$ 3.01	—	—
Ending value (after expenses)	$1,023.80	$1,022.56	$1,023.31	$1,021.82	—	—
Dreyfus Government
Prime Cash Management
Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 1.51	$ 3.01	—	—
Ending value (after expenses)	$1,023.80	$1,022.56	$1,023.31	$1,021.82	—	—
Dreyfus Treasury Cash Management
Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 1.51	$ 3.01	$ 3.51	$ 5.01
Ending value (after expenses)	$1,023.80	$1,022.56	$1,023.31	$1,021.82	$1,021.31	$1,019.84
Dreyfus Treasury Prime
Cash Management
Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 1.51	$ 3.01	—	—
Ending value (after expenses)	$1,023.80	$1,022.56	$1,023.31	$1,021.82	—	—
Dreyfus Municipal
Cash Management Plus
Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 1.51	$ 3.01	—	—
Ending value (after expenses)	$1,023.80	$1,022.56	$1,023.31	$1,021.82	—	—
Dreyfus New York Municipal
Cash Management
Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 1.51	$ 3.01	—	—
Ending value (after expenses)	$1,023.80	$1,022.56	$1,023.31	$1,021.82	—	—
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 1.51	$ 3.01	—	—
Ending value (after expenses)	$1,023.80	$1,022.56	$1,023.31	$1,021.82	—	—

† Expenses are equal to the funds’ annualized expense ratio of .20% for Institutional Shares, .45% for Investor Shares, .30% for Administrative Shares, .60% for Participant Shares, .70% for Service Shares and 1.00% for Select Shares; multiplied by the average account value over the period, by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
July 31, 2007 (Unaudited)

	Principal
Dreyfus Cash Management	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—31.7%

Bayerische Landesbank (Yankee)
5.32%, 10/5/07	430,000,000	430,000,000
Calyon (Yankee)
5.32%, 10/25/07	100,000,000	100,000,000
Canadian Imperial Bank of Commerce
6.34%, 8/2/07	2,800,000 [a]	2,800,000
Commerzbank AG (Yankee)
5.30%, 10/1/07	150,000,000	150,000,000
Credit Agricole (London)
5.31%, 10/12/07—11/1/07	400,000,000	399,999,416
Credit Suisse (Yankee)
5.31%, 11/8/07	400,000,000	400,000,000
DEPFA BANK PLC (Yankee)
5.30%—5.33%, 8/15/07—10/11/07	560,000,000 [b]	560,000,437
HSH Nordbank AG (Yankee)
5.30%—5.32%, 10/26/07—11/5/07	450,000,000 [b]	450,000,000
Landesbank Hessen-Thuringen Girozentrale (London)
5.31%, 10/12/07	250,000,000	250,000,000
Landesbank Hessen-Thuringen Girozentrale (London)
5.31%, 11/9/07	100,000,000	100,000,000
Mizuho Corporate Bank (Yankee)
5.31%—5.32%, 8/22/07—8/23/07	300,000,000	299,999,699
Mizuho Corporate Bank (Yankee)
5.32%, 10/26/07	100,000,000	100,000,000
Natexis (Yankee)
5.30%, 11/5/07	100,000,000	100,000,000
Royal Bank of Canada (Yankee)
5.35%, 11/9/07	5,700,000	5,697,943
Societe Generale (London) (Yankee)
5.30%—5.35%, 8/14/07—1/18/08	400,000,000	399,998,538
Svenska Handelsbanken (Yankee)
5.33%, 10/26/07	5,700,000	5,697,858
Union Bank of California, N.A.
5.32%, 8/27/07	250,000,000	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,004,193,891)		4,004,193,891

Commercial Paper—34.4%

Alliance & Leicester PLC
5.32%, 10/23/07	150,000,000	148,184,375
Aquinas Funding LLC
5.32%, 10/24/07	64,918,000 [b]	64,122,754
ASB Finance Ltd.
5.32%—5.33%, 10/9/07—10/29/07	210,000,000 [b]	207,519,165

The Funds 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Atlantic Asset Securitization LLC
5.32%, 10/23/07	212,012,000 [b]	209,445,771
Bank of America Corp.
5.32%, 12/27/07	250,000,000	244,650,417
Bank of America N.A.
5.27%—5.32%, 9/17/07—11/9/07	211,500,000	208,596,246
Beethoven Funding Corp.
5.33%, 10/29/07	115,000,000 [b]	113,505,974
CAFCO LLC
5.32%, 10/29/07	85,000,000 [b]	83,897,191
Citigroup Funding Inc.
5.35%, 1/11/08—1/22/08	220,000,000	214,651,067
Commerzbank U.S. Finance Inc.
5.31%—5.32%, 8/20/07—10/4/07	500,000,000	497,303,667
Concord Minutemen Capital Co. LLC
5.32%, 10/18/07	101,356,000 [b]	100,203,076
Cullinan Finance Ltd.
5.30%, 8/6/07	71,313,000 [b]	71,261,199
Daimler Chrysler Revolving Auto Conduit LLC
5.31%, 8/14/07	23,000,000	22,956,479
FCAR Owner Trust, Ser. I
5.31%—5.33%, 8/15/07—11/6/07	489,000,000	484,536,197
FCAR Owner Trust, Ser. II
5.34%, 8/17/07	105,000,000	104,753,133
Gemini Securitization Corp., LLC
5.31%, 8/13/07	31,000,000 [b]	30,945,853
Harrier Finance Funding Ltd.
5.31%, 11/9/07	100,000,000 [b]	98,565,278
HBOS Treasury Services PLC
5.32%, 10/29/07	59,750,000	58,975,233
HVB U.S. Finance Inc.
5.31%—5.32%, 8/7/07—10/17/07	270,994,000 [b]	270,239,219
ICICI Bank Ltd.
5.35%, 12/14/07	8,500,000	8,333,749
K2 (USA) LLC
5.31%, 9/18/07	135,000,000 [b]	134,063,100
Raiffeisen Zentralbank Oesterreich
5.30%, 11/2/07	150,000,000	147,998,562
Societe Generale N.A. Inc.
5.31%, 11/5/07	57,000,000	56,214,160
Solitaire Funding Ltd.
5.33%, 10/22/07	112,000,000 [b]	110,659,391
Svenska Handelsbanken Inc.
5.31%, 10/30/07	53,800,000	53,095,220
UniCredito Italiano Bank PLC
5.31%, 8/17/07	199,500,000 [b]	199,035,387

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Walnut Energy Center
5.28%, 8/6/07	11,800,000	11,791,396
Windmill Funding Corp.
5.32%, 10/4/07—10/5/07	375,000,000 [b]	371,463,542
Total Commercial Paper
(cost $4,326,966,801)		4,326,966,801

Corporate Notes—12.1%

Cullinan Finance Ltd.
5.32%, 4/22/08—5/15/08	300,000,000 [a,b]	299,976,095
Fifth Third Bancorp
5.32%, 8/23/07	200,000,000 [a]	200,000,000
General Electric Capital Corp.
5.30%, 8/24/07	100,000,000 [a]	100,000,000
Links Finance LLC
5.32%, 11/20/07	100,000,000 [a,b]	99,996,959
Morgan Stanley
5.36%, 8/4/07	250,000,000 [a]	250,000,000
Sigma Finance Inc.
5.32%—5.33%, 8/15/07—1/15/08	575,000,000 [a,b]	574,991,429
Total Corporate Notes
(cost $1,524,964,483)		1,524,964,483

U.S. Government Agency—.0%

Federal Home Loan Mortgage Corp.
5.33%, 3/26/08
(cost $5,698,198)	5,700,000	5,698,198

Time Deposits—.5%

Banca Intesa SpA (Grand Cayman)
5.34%, 8/1/07
(cost $66,000,000)	66,000,000	66,000,000

Repurchase Agreements—22.4%

Banc of America Securities LLC
5.44%, dated 7/31/07, due 8/1/07 in the amount of
$150,022,646 (fully collateralized by $177,094,655
Corporate Bonds, 4.625%-7.50%, due 1/15/09-11/15/35,
value $157,500,000)	150,000,000	150,000,000
Barclays Financial LLC
5.43%, dated 7/31/07, due 8/1/07 in the amount of
$550,082,882 (fully collateralized by $516,222,766
Corporate Bonds, 3.875%-11.375%, due 4/1/10-12/15/35,
value $528,343,418 and $37,500,000 Corporate Notes,
4.608%-6.50%, due 11/16/07-11/15/08, value $38,156,583)	550,000,000	550,000,000

The Funds 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Citigroup Global Markets Holdings Inc.
5.43%, dated 7/31/07, due 8/1/07 in the amount of
$100,015,069 (fully collateralized by $103,206,024
Corporate Bonds, 5.625%-7.875%, due 9/15/10-12/29/49,
value $103,000,960)	100,000,000	100,000,000
Credit Suisse (USA) Inc.
5.46%, dated 7/31/07, due 8/1/07 in the amount of
$200,030,306 (fully collateralized by $220,183,770
Corporate Bonds, 0%-6.65%, due 6/5/12-12/10/49,
value $206,003,048)	200,000,000	200,000,000
Deutsche Bank Securities
5.43%, dated 7/31/07, due 8/1/07 in the amount of
$250,037,674 (fully collateralized by $276,635,517
Corporate Bonds, 5.118%-7.33%, due 10/15/09-12/10/49,
value $257,500,000)	250,000,000	250,000,000
Greenwich Capital Markets
5.45%, dated 7/31/07, due 8/1/07 in the amount of
$300,045,375 (fully collateralized by $1,086,217,348
Corporate Bonds, 0%-9.118%, due 3/15/09-12/31/49,
value $296,591,923, $9,319,000 Corporate Notes,
5.32%, due 5/15/08, value $8,006,633, $1,200,000
Federal Home Loan Mortgage Corp., Participation
Certificates, 5.35%, due 11/25/36, value $1,205,172
and $42,870,000 Federal National Mortgage Association,
5.38%-7.406%, due 7/25/32-1/17/40, value $3,200,471)	300,000,000	300,000,000
HSBC USA Inc
5.43%, dated 7/31/07, due 8/1/07 in the amount of
$575,086,649 (fully collateralized by $463,525,000
Corporate Bonds, 3.25%-9.25%, due 1/15/09-10/1/66,
value $460,123,673 and $133,118,000 Corporate Notes,
2.875%-9.25%, due 8/1/07-12/15/08, value $133,695,968)	575,000,000	575,000,000
Lehman Brothers Inc.
5.42%, dated 7/31/07, due 8/1/07 in the amount of
$100,015,056 (fully collateralized by $2,570,091
Corporate Bonds, 8%, due 11/1/31, value $2,384,885
and $98,670,000 Federal National Mortgage
Association, Pass Thru Certificates, 6%, due 7/7/37,
value $99,671,531)	100,000,000	100,000,000

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Merrill Lynch & Co. Inc.
5.43%, dated 7/31/07, due 8/1/07 in the amount of
$600,090,417 (fully collateralized by $714,660,412
Corporate Bonds, 0%-11.875%, due 4/1/09-3/15/36,
value $628,843,984 and $26,106,000 Corporate Notes,
7.78%-9.875%, due 10/15/07-6/14/08, value $1,089,558)	600,000,000	600,000,000
Total Repurchase Agreements
(cost $2,825,000,000)		2,825,000,000

Total Investments (cost $12,752,823,373)	101.1%	12,752,823,373
Liabilities, Less Cash and Receivables	(1.1%)	(133,048,403)
Net Assets	100.0%	12,619,774,970

[a] Variable rate security—interest rate subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to $4,049,891,820 or 32.1% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	50.5	Brokerage Firms	2.0
Repurchase Agreements	22.4	Asset-Backed/Securities Arbitrage Vehicles	.5
Asset-Backed/Structured Investment Vehicles	10.1	Utility-Water & Sewer	.1
Asset-Backed/Multi-Seller Programs	8.1	Government Agency	.0
Asset-Backed/Single Seller	4.9
Finance	2.5		101.1

† Based on net assets.
See notes to financial statements.

The Funds 13

STATEMENT OF INVESTMENTS
July 31, 2007 (Unaudited)

	Principal
Dreyfus Cash Management Plus, Inc.	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—33.1%

Bank of Tokyo-Mitsubishi Ltd. (Yankee)
5.30%, 11/5/07	250,000,000	250,001,622
Bayerische Landesbank (Yankee)
5.32%, 10/5/07—11/1/07	280,000,000	280,000,000
BNP Paribas (Yankee)
5.30%, 11/5/07	200,000,000	200,000,000
Calyon (London) (Yankee)
5.31%—5.32%, 9/17/07—10/26/07	505,000,000	505,000,000
Canadian Imperial Bank of Commerce
5.28%, 8/2/07	2,200,000 [a]	2,199,947
Commerzbank AG (Yankee)
5.30%, 10/1/07	50,000,000	50,000,000
Credit Suisse (Yankee)
5.31%, 11/8/07	200,000,000	200,000,000
DEPFA BANK PLC (Yankee)
5.32%, 10/5/07—10/22/07	346,000,000 [b]	345,998,968
HBOS Treasury Services PLC (London)
5.30%, 9/4/07	35,000,000	35,000,000
HSH Nordbank AG (Yankee)
5.30%, 8/1/07—11/5/07	500,000,000 [b]	500,000,000
Landesbank Hessen-Thuringen Girozentrale (London)
5.31%, 11/9/07	500,000,000	500,000,000
Mizuho Corporate Bank (Yankee)
5.30%—5.32%, 8/22/07—9/4/07	400,000,000	399,999,699
Mizuho Corporate Bank (Yankee)
5.32%, 10/26/07	250,000,000	250,000,000
Natixis (Yankee)
5.30%, 11/5/07	50,000,000	50,000,000
Royal Bank of Canada (Yankee)
5.35%, 11/9/07	4,300,000	4,298,448
Svenska Handelsbanken (Yankee)
5.33%, 10/26/07	4,300,000	4,298,384
Union Bank of California, N.A.
5.32%, 8/27/07	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,776,797,068)		3,776,797,068

Commercial Paper—30.7%

ASB Finance Ltd.
5.31%—5.33%, 10/29/07—11/8/07	292,000,000 [b]	288,079,813
Atlantis One Funding Corp.
5.32%, 10/24/07	178,541,000 [b]	176,353,873
Bank of America Corp.
5.32%, 12/27/07	250,000,000	244,650,417
Bank of America N.A.
5.27%, 9/17/07	8,500,000	8,500,100

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Bank of Ireland
5.32%, 10/26/07	149,391,000 [b]	147,519,172
Citigroup Funding Inc.
5.36%, 10/18/07	250,000,000	247,142,708
Commerzbank U.S. Finance Inc.
5.32%, 8/24/07—10/5/07	500,000,000	497,099,833
CRC Funding LLC
5.32%, 10/29/07	100,000,000 [b]	98,702,578
Daimler Chrysler Revolving Auto Conduit LLC
5.32%, 10/29/07	89,000,000	87,844,854
FCAR Owner Trust, Ser. I
5.33%, 10/17/07	250,000,000	247,214,097
FCAR Owner Trust, Ser. II
5.33%—5.34%, 8/24/07—10/24/07	298,372,000	295,147,881
HBOS Treasury Services PLC (London)
5.32%, 10/5/07—10/9/07	268,425,000	265,811,473
HVB U.S. Finance Inc.
5.31%, 8/8/07	61,812,000	61,748,960
ICICI Bank Ltd.
5.35%, 12/14/07	6,500,000	6,372,867
Lexington Parker Capital Co. LLC
5.32%, 10/25/07	116,545,000 [b]	115,100,328
Liquid Funding Ltd.
5.33%, 8/6/07—8/9/07	154,850,000 [b]	154,670,443
Raiffeisen Zentralbank Oesterreich
5.31%—5.32%, 8/24/07—10/29/07	199,000,000	197,372,206
Simba Funding Corp.
5.32%, 8/10/07	62,853,000 [b]	62,770,270
Societe Generale N.A. Inc.
5.31%, 11/6/07	100,000,000	98,608,320
Swedbank (ForeningsSparbanken AB)
5.31%, 11/14/07	193,340,000	190,424,594
Walnut Energy Center
5.28%, 8/6/07	9,000,000	8,993,437
Total Commercial Paper
(cost $3,500,128,224)		3,500,128,224

Corporate Notes—8.2%

Cullinan Finance Ltd.
5.32%, 5/15/08	450,000,000 [a,b]	449,964,812
General Electric Capital Corp.
5.30%, 8/24/07	100,000,000 [a]	100,000,000
Lehman Brothers Holdings Inc.
5.40%, 8/22/07	97,200,000 [a]	97,275,833
Links Finance LLC
5.33%, 10/16/07—10/30/07	110,000,000 [a,b]	109,997,671

The Funds 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Corporate Notes (continued)

Morgan Stanley
5.49%, 10/18/07	10,000,000 [a]	10,006,976
Sigma Finance Inc.
5.33%, 8/15/07	175,000,000 [a,b]	174,999,664
Total Corporate Notes
(cost $942,244,956)		942,244,956

Promissory Note—5.0%

Goldman Sachs Group Inc.
5.51%, 8/2/07	325,000,000	325,000,000
Merrill Lynch & Co. Inc.
5.34%, 8/14/07	250,000,000	250,000,000
Total Promissory Note
(cost $575,000,000)		575,000,000

U.S. Government Agency—.0%

Federal Home Loan Mortgage Corp.
5.33%, 3/26/08
(cost $4,298,641)	4,300,000	4,298,641

Time Deposits—1.1%

Banca Intesa SpA (Grand Cayman)
5.34%, 8/1/07
(cost $126,000,000)	126,000,000	126,000,000

Repurchase Agreements—23.9%

Banc of America Securities LLC
5.44%, dated 7/31/07, due 8/1/07 in the amount of $250,037,743
(fully collateralized by $265,640,295 Corporate Bonds, 5.55%-10%,
due 4/1/09-7/1/37, value $262,500,001)	250,000,000	250,000,000
Barclays Financial LLC
5.43%, dated 7/31/07, due 8/1/07 in the amount of $450,067,813
(fully collateralized by $458,734,422 Corporate Bonds, 4%-8.50%,
due 4/15/08-7/15/37, value $463,500,001)	450,000,000	450,000,000
Barclays Financial LLC
5.42%, dated 7/31/07, due 8/1/07 in the amount of $50,007,521
(fully collateralized by $56,557,000 Corporate Bonds, 6.36%,
due 5/15/47, value $51,500,804)	50,000,000	50,000,000
Citigroup Global Markets Holdings Inc.
5.43%, dated 7/31/07, due 8/1/07 in the amount of $150,022,604
(fully collateralized by $207,909,643 Corporate Bonds, 5.15%-9.16%,
due 1/25/08-3/12/47, value $154,500,001)	150,000,000	150,000,000
Credit Suisse (USA) Inc.
5.46%, dated 7/31/07, due 8/1/07 in the amount of $300,045,458
(fully collateralized by $300,005,000 cash value)	300,000,000	300,000,000

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Deutsche Bank Securities
5.43%, dated 7/31/07, due 8/1/07 in the amount of $500,075,347
(fully collateralized by $604,861,184 Corporate Bonds, 4.70%-7.37%,
due 10/15/09-8/25/47, value $515,000,000)	500,000,000	500,000,000
Goldman, Sachs & Co.
5.42%, dated 7/31/07, due 8/1/07 in the amount of $200,030,083
(fully collateralized by $213,727,069 Corporate Bonds, 5%-6%,
due 1/25/37-7/25/37, value $206,000,001)	200,000,000	200,000,000
Greenwich Capital Markets
5.45%, dated 7/31/07, due 8/1/07 in the amount of $200,030,250
(fully collateralized by $833,572,811 Corporate Bonds, 0%-46.273%,
due 5/15/08-8/25/37, value $204,881,707)	200,000,000	200,000,000
HSBC USA Inc
5.43%, dated 7/31/07, due 8/1/07 in the amount of $375,056,510
(fully collateralized by $422,750,522 Corporate Bonds, 0%-8%,
due 1/15/08-9/25/46, value $386,246,897)	375,000,000	375,000,000
Merrill Lynch & Co. Inc.
5.43%, dated 7/31/07, due 8/1/07 in the amount of $260,039,181
(fully collateralized by $295,059,000 Corporate Bonds, 0%-15.16%,
due 1/8/09-1/15/24, value $273,002,368)	260,000,000	260,000,000
Total Repurchase Agreements
(cost $2,735,000,000)		2,735,000,000

Total Investments (cost $11,659,468,889)	102.0%	11,659,468,889

Liabilities, Less Cash and Receivables	(2.0%)	(224,612,856)

Net Assets	100.0%	11,434,856,033

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to $2,624,157,592 or 22.9% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	53.2	Asset-Backed/Multi-Seller Programs	1.9
Repurchase Agreements	23.9	Asset-Backed/Securities Arbitrage Vehicles	.6
Asset-Backed/Structured Investments Vehicles	7.8	Utility-Water & Sewer	.1
Brokerage Firms	6.0	U.S. Government Agency	.0
Asset Backed/Single Seller	5.5
Finance	3.0		102.0

† Based on net assets.
See notes to financial statements.

The Funds 17

STATEMENT OF INVESTMENTS
July 31, 2007 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—14.4%

Federal Farm Credit Bank:
4/11/08	5.24	350,000,000 [a]	349,929,172
5/13/08	5.23	125,000,000 [a]	124,980,975
11/17/08	5.20	75,000,000 [a]	75,000,000
Federal Home Loan Bank System
8/1/07	5.09	500,000,000	500,000,000
Federal Home Loan Mortgage Corp.
8/23/07	5.16	60,917,000	60,848,658
Federal National Mortgage Association
8/30/07	5.12	37,750,000	37,695,317
Total U.S. Government Agencies
(cost $1,148,454,122)			1,148,454,122

Repurchase Agreements—85.7%

Banc of America Securities LLC
dated 7/31/07, due 8/1/07 in the amount of
$600,084,667 (fully collateralized by $250,894,000
U.S. Treasury Bonds, 7.25%-9%, due 11/15/18-8/15/22,
value $338,997,387 and $279,168,000 U.S. Treasury
Notes, 3.50%-4.125%, due 12/15/09-5/15/15, value $273,003,860)	5.08	600,000,000	600,000,000
Banc of America Securities LLC
dated 7/31/07, due 8/1/07 in the amount of
$271,039,446 (fully collateralized by $359,551,672
Government National Mortgage Association,
4.85%-8.50%, due 12/15/08-8/15/49, value $276,420,001)	5.24	271,000,000	271,000,000
Barclays Financial LLC
dated 7/31/07, due 8/1/07 in the amount of
$400,057,778 (fully collateralized by $55,095,000
Federal Farm Credit Bank, 4.875%, due 11/7/08,
value $55,601,047, $94,950,000 Federal Home Loan
Bank System, Bonds, 5.25%, due 12/11/20, value $93,268,594,
$124,683,000 Federal Home Loan Mortgage Corp., Notes,
4.85%-5.36%, due 7/17/09-12/14/18, value $119,916,859
and $137,825,000 Federal National Mortgage Association,
Notes, 5%-5.125%, due 2/27/08-7/13/09, value $139,218,333)	5.20	400,000,000	400,000,000
Bear Stearns Cos. Inc.
dated 7/31/07, due 8/1/07 in the amount of
$750,110,417 (fully collateralized by $973,334,984
Federal Home Loan Mortgage Corp., 5%-7%, due
12/1/13-8/1/37, value $765,001,494)	5.30	750,000,000	750,000,000
Credit Suisse (USA) Inc.
dated 7/31/07, due 8/1/07 in the amount of
$500,071,111 (fully collateralized by $283,366,000
U.S. Treasury Bonds, 5.25%-8.125%, due
8/15/21-2/15/29, value $346,596,800 and $168,769,000
U.S. Treasury Notes, 4.125%-4.625%, due
12/31/11-5/15/15, value $163,406,805)	5.12	500,000,000	500,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Deutsche Bank Securities
dated 7/31/07, due 8/1/07 in the amount of
$925,132,326 (fully collateralized by $498,327,308
Federal Home Loan Mortgage Corp., 5%-6.50%, due
8/1/35-8/1/37, value $453,185,510, $650,047,859
Federal National Mortgage Association, 0%-8%, due
4/1/11-5/1/37, value $446,230,319 and $45,417,005
Government National Mortgage Association, 5%-5.50%,
due 11/20/36-12/20/36, value $44,084,172)	5.15	925,000,000	925,000,000
Goldman, Sachs & Co.
dated 7/31/07, due 8/1/07 in the amount of
$255,036,479 (fully collateralized by $42,820,000
Federal Farm Credit Bank, Bonds, 5.10%-6.75%,
due 8/22/12-6/6/31, value $46,070,320,
$69,780,000 Federal Home Loan Bank System, Bonds,
4.50%, due 9/26/08-3/14/36, value $68,921,633,
$22,200,000 Federal Home Loan Bank System,
Notes, 5.80%, due 9/2/08, value $22,732,923
and $124,988,000 Federal Home Loan Mortgage Corp.,
Notes, 4.125%-5.75%, due 9/1/09-4/2/14
value $122,375,886)	5.15	255,000,000	255,000,000
Greenwich Capital Markets
dated 7/31/07, due 8/1/07 in the amount of
$500,073,472 (fully collateralized by $1,668,029,625
Federal Home Loan Mortgage Corp., .76%-8.50%, due
7/15/18-7/15/37, value $173,220,619 and
$3,918,874,013 Federal National Mortgage Association,
.05%-10.12%, due 6/25/15-8/25/37, value $336,781,075)	5.29	500,000,000	500,000,000
HSBC USA Inc.
dated 7/31/07, due 8/1/07 in the amount of
$500,071,528 (fully collateralized by $335,382,000
U.S. Treasury Notes, 4.25%-4.875%, due
6/30/09-2/15/17, value $340,414,595
and $252,188,000 U.S. Treasury Strips,
due 7/31/11-5/15/17, value $169,586,739)	5.15	500,000,000	500,000,000
HSBC USA Inc.
dated 7/31/07, due 8/1/07 in the amount of
$450,066,375 (fully collateralized by $542,474,703
Federal Home Loan Mortgage Corp., 0%-8.46%, due
11/15/07-7/15/37, value $439,116,581 and $20,575,000
Federal National Mortgage Association, 5.50%, due
7/1/37, value $19,887,332)	5.31	450,000,000	450,000,000
J.P. Morgan Chase & Co.
dated 7/31/07, due 8/1/07 in the amount of
$300,043,583 (fully collateralized by $25,000,000
Federal Home Loan Bank System, 0%, due 8/3/18, value
$14,122,249 and $409,306,000 Federal Home Loan
Mortgage Corp., 0%, due 8/3/07-6/5/28, value $291,881,128)	5.23	300,000,000	300,000,000

The Funds 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Merrill Lynch & Co. Inc.
dated 7/31/07, due 8/1/07 in the amount of
$750,104,583 (fully collateralized by $391,725,000
Resolution Funding Corp., Strips, due
7/15/20-1/15/21, value $199,449,278, $205,893,000 U.S.
Treasury Bonds, 6.75%-12%, due 8/15/13-8/15/26, value
$258,927,562 and $305,093,000 U.S. Treasury Notes,
2.625%-5.625%, due 5/15/08-11/15/15,	5.02	750,000,000	750,000,000
value $306,624,690)
UBS Securities LLC
dated 7/31/07, due 8/1/07 in the amount of
$625,088,368 (fully collateralized by $630,450,000
U.S. Treasury Notes, 4.75%, due 5/15/14, value $637,504,020)	5.09	625,000,000	625,000,000
Total Repurchase Agreements
(cost $6,826,000,000)			6,826,000,000

Total Investments (cost $7,974,454,122)		100.1%	7,974,454,122

Liabilities, Less Cash and Receivables		(.1%)	(9,510,312)

Net Assets		100.0%	7,964,943,810

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Repurchase Agreements	85.7	Federal Home Loan Mortgage Corp	.7
Federal Farm Credit Bank	6.9	Federal National Mortgage Association	.5
Federal Home Loan Bank System	6.3		100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
July 31, 2007 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—99.7%

Federal Farm Credit Bank:
8/15/07	5.25	50,000,000 [a]	49,999,628
9/4/07	5.20	12,234,000	12,174,669
10/2/07	5.20	54,877,000	54,394,052
11/6/07	5.20	60,000,000 [a]	60,000,000
11/9/07	5.25	50,000,000 [a]	49,997,334
4/1/08	5.20	50,000,000 [a]	50,000,000
4/11/08	5.24	100,000,000 [a]	99,979,763
5/27/08	5.24	100,000,000 [a]	99,983,236
6/9/08	5.21	60,000,000 [a]	60,000,000
7/21/08	5.26	50,000,000 [a]	49,990,703
8/7/08	5.19	5,500,000 [a]	5,498,434
8/21/08	5.21	10,000,000 [a]	10,000,642
11/17/08	5.21	100,000,000 [a]	99,990,589
Federal Home Loan Bank System:
8/1/07	5.09	134,000,000	134,000,000
8/17/07	5.19	298,656,000	297,977,618
8/31/07	5.20	75,000,000	74,679,063
9/5/07	5.20	100,000,000	99,500,861
9/7/07	5.20	60,000,000	59,683,588
9/14/07	5.21	4,250,000	4,244,433
9/17/07	5.20	130,000,000 [a]	129,947,061
9/19/07	5.20	110,000,000	109,231,136
9/21/07	5.20	100,000,000	99,272,400
9/24/07	5.21	19,700,000 [a]	19,695,466
9/26/07	5.21	25,000,000	24,800,111
10/17/07	5.20	70,000,000	69,231,176
3/24/08	5.18	5,000,000	4,925,240

Total Investments (cost $1,829,197,203)		99.7%	1,829,197,203

Cash and Receivables (Net)		.3%	5,345,887

Net Assets		100.0%	1,834,543,090

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Federal Home Loan Bank System	61.4	Federal Farm Credit Bank	38.3
			99.7

† Based on net assets.
See notes to financial statements.

The Funds 21

STATEMENT OF INVESTMENTS
July 31, 2007 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Cash Management	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements—100.3%

Banc of America Securities LLC
dated 7/31/07, due 8/1/07 in the amount of
$800,112,889 (fully collateralized by $375,460,000
U.S. Treasury Bonds, 5.25%-8.75%, due
5/15/17-5/15/30, value $451,391,136 and $358,076,000
U.S. Treasury Notes, 4.50%-6.50%, due
6/30/08-5/15/17, value $364,609,034)	5.08	800,000,000	800,000,000
Barclays Financial LLC
dated 7/31/07, due 8/1/07 in the amount of
$100,014,583 (fully collateralized by $126,850,717
Government National Mortgage Association,
5.50%-7.50%, due 8/15/33-7/20/37, value $102,000,001)	5.25	100,000,000	100,000,000
Barclays Financial LLC
dated 7/31/07, due 8/1/07 in the amount of
$200,027,778 (fully collateralized by $186,311,000
Treasury Inflation Protected Securities, 1.875%, due
7/15/13, value $204,000,571)	5.00	200,000,000	200,000,000
Barclays Financial LLC
dated 7/31/07, due 8/1/07 in the amount of
$100,014,556 (fully collateralized by $251,864,807
Government National Mortgage Association, 5.50%, due
1/15/34, value $102,000,000)	5.24	100,000,000	100,000,000
Bear Stearns Cos. Inc.
dated 7/31/07, due 8/1/07 in the amount of
$300,042,083 (fully collateralized by $294,258,000
Treasury Inflation Protected Securities,
1.875%-2.375%, due 4/15/11-7/15/15, value
$306,015,574)	5.05	300,000,000	300,000,000
Bear Stearns Cos. Inc.
dated 7/31/07, due 8/1/07 in the amount of
$163,023,907 (fully collateralized by $421,506,327
Government National Mortgage Association, 5%-6.375%,
due 5/20/24-7/20/37, value $166,264,661)	5.28	163,000,000	163,000,000
Citigroup Global Markets Holdings Inc.
dated 7/31/07, due 8/1/07 in the amount of
$900,125,000 (fully collateralized by $4,383,000
Treasury Inflation Protected Securities, 2%, due
4/15/12, value $4,406,471, $35,427,000 U.S. Treasury
Bills, due 11/23/07, value $34,885,675, $138,990,000 U.S.
Treasury Bonds, 5.25%-6.75%, due 8/15/23-2/15/29,
value $155,466,721, $144,955,000 U.S. Treasury Notes,
3.875%-4.375%, due 12/31/07-5/15/07, value
$143,996,468 and $1,039,004,661 U.S.Treasury Strips,
8/15/07-2/15/37, value $579,245,633)	5.00	900,000,000	900,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Credit Suisse (USA) Inc.
dated 7/31/07, due 8/1/07 in the amount of
$800,113,778 (fully collateralized by $320,513,000
Treasury Inflation Protected Securities,
2.375%-3.875%, due 1/15/09-1/15/17, value
$372,413,903 and $440,177,000 U.S. Treasury Notes,
4.25%-4.875%, due 2/28/11-8/15/13, value $443,586,820)	5.12	800,000,000	800,000,000
Deutsche Bank Securities
dated 7/31/07, due 8/1/07 in the amount of
$500,072,194 (fully collateralized by $434,108,329
Government National Mortgage Association, 5%-6%, due
8/15/17-8/15/37, value $205,500,175 and $808,937,000
U.S. Treasury Strips, due 11/15/26, value $304,500,066)	5.15-5.27	500,000,000	500,000,000
Goldman, Sachs & Co.
dated 7/31/07, due 8/1/07 in the amount of
$339,045,200 (fully collateralized by $31,086,000
U.S. Treasury Bonds, 11.75%, due 11/15/14, value
$36,556,875 and $304,992,000 U.S. Treasury Notes,
3.25%-5%, due 1/31/08-8/15/11, value $309,223,663)	4.80	339,000,000	339,000,000
Greenwich Capital Markets
dated 7/31/07, due 8/1/07 in the amount of
$470,068,542 (fully collateralized by $484,522,735
Government National Mortgage Association,
4.32%-6.25%, due 10/15/07-1/15/49, value $479,400,489)	5.25	470,000,000	470,000,000
J.P. Morgan Chase & Co.
dated 7/31/07, due 8/1/07 in the amount of
$200,029,111 (fully collateralized by $265,146,000
Government National Mortgage Association, 5%-6%, due
10/15/34-6/15/37, value $204,001,224)	5.24	200,000,000	200,000,000
Lehman Brothers Inc.
dated 7/31/07, due 8/1/07 in the amount of
$500,067,361 (fully collateralized by $50,960,000
U.S. Treasury Notes, 4.625%, due 7/31/09, value
$51,003,824 and cash, value $450,000,000)	4.85	500,000,000	500,000,000
Lehman Brothers Inc.
dated 7/31/07, due 8/1/07 in the amount of
$263,037,624 (fully collateralized by $675,509,433
Government National Mortgage Association, 3.50%-10%,
due 11/15/07-7/15/37, value $268,235,730)	5.15	263,000,000	263,000,000
Merrill Lynch & Co. Inc.
dated 7/31/07, due 8/1/07 in the amount of
$250,035,208 (fully collateralized by $256,405,000
U.S. Treasury Bills, due 8/2/07-1/17/08, value $255,000,681)	5.07	250,000,000	250,000,000

The Funds 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Merrill Lynch & Co. Inc.
dated 7/31/07, due 8/1/07 in the amount of
$717,103,965 (fully collateralized by $3,133,529,647
Government National Mortgage Association,
4.50%-7.50%, due 12/15/08-7/15/37, value $731,341,463)	5.22	717,000,000	717,000,000
Morgan Stanley
dated 7/31/07, due 8/1/07 in the amount of
$300,042,583 (fully collateralized by $305,301,000
U.S. Treasury Notes, 4.50%-4.875%, due
11/30/11-2/29/12, value $307,105,361)	5.11	300,000,000	300,000,000
UBS Securities LLC
dated 7/31/07, due 8/1/07 in the amount of
$476,067,301 (fully collateralized by $1,483,076,000
U.S. Treasury Strips, due 5/15/20-2/15/35, value
$485,520,421)	5.09	476,000,000	476,000,000

Total Investments (cost $7,378,000,000)		100.3%	7,378,000,000

Liabilities, Less Cash and Receivables		(.3%)	(21,858,067)

Net Assets		100.0%	7,356,141,933

Portfolio Summary (Unaudited) †
Value (%)

Repurchase Agreements	100.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
July 31, 2007 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—74.4%

8/23/07	4.73	842,297,000	839,874,674
8/30/07	4.71	10,230,000	10,191,433
9/20/07	4.76	29,127,000	28,936,398
9/27/07	4.70	175,000,000	173,714,333
10/11/07	5.00	170,000,000	168,363,647
10/18/07	4.87	251,000,000	248,384,465
1/17/08	4.98	85,000,000	83,062,720
Total U.S. Treasury Bills
(cost $1,552,527,670)			1,552,527,670

U.S. Treasury Notes—25.4%

8/15/07	4.83	310,000,000	309,746,855
8/15/07	4.84	120,000,000	120,054,013
10/1/07	4.69	100,000,000	99,860,999
Total U.S. Treasury Notes
(cost $529,661,867)			529,661,867

Total Investments (cost $2,082,189,537)		99.8%	2,082,189,537
Cash and Receivables (Net)		.2%	3,666,802
Net Assets		100.0%	2,085,856,339

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

U.S. Treasury Bills	74.4	U.S. Treasury Notes	25.4
			99.8

† Based on net assets.
See notes to financial statements.

The Funds 25

STATEMENT OF INVESTMENTS
July 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—101.0%

Alabama—2.2%
Jefferson County, GO Warrants (Liquidity Facility:
Bayerische Landesbank and JPMorgan Chase Bank)	3.66	8/1/07	14,000,000[a]	14,000,000
Macon Trust Various Certificates (Spanish Fort Redevelopment
Authority—Spanish Fort Town Center) (Liquidity Facility;
Bank of America and LOC; Bank of America)	3.68	8/7/07	20,750,000[a,b]	20,750,000
Arizona—1.6%
Maricopa County Industrial Development Authority,
MFHR (San Clemente Apartments Project)
(Insured; FNMA and Liquidity Facility; FNMA)	3.85	8/7/07	1,010,000[a]	1,010,000
Phoenix Civic Improvement Corporation, Airport Revenue (Merlots
Program) (Insured; FGIC and Liquidity Facility; Wachovia Bank)	3.73	8/7/07	4,600,000[a,b]	4,600,000
Salt River Project Agricultural Improvement and Power District, CP
(Salt River Project) (Liquidity Facility: Bank of America, Citibank NA,
JPMorgan Chase Bank, Marshall and Isley Bank and Wells Fargo Bank)	3.75	9/12/07	11,000,000	11,000,000
Tempe Industrial Development Authority, Senior Living Revenue
(Friendship Village of Tempe Project) (LOC; Fortis Bank)	3.64	8/7/07	8,000,000[a]	8,000,000
California—1.1%
FHLMC Multifamily Certificates, Revenue (Insured;
FHLMC and Liquidity Facility; FHLMC)	3.71	8/7/07	16,624,870[a,b]	16,624,870
Colorado—3.3%
Colorado Housing and Finance Authority, EDR
(Wanco Inc. Project) (LOC; U.S. Bank NA)	3.77	8/7/07	3,035,000[a]	3,035,000
Denver City and County, Airport System Revenue
(Insured; CIFG and Liquidity Facility; Morgan Stanley Bank)	3.72	8/7/07	4,900,000[a]	4,900,000
Denver City and County, Airport System Revenue,
Refunding (Insured; AMBAC)	5.75	11/15/07	3,320,000	3,338,659
Erie, COP (LOC; Key Bank)	3.68	8/7/07	4,270,000[a]	4,270,000
Morgan Keegan Municipal Products Inc. Trust
(City and County of Denver) (Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Natixis Commercial Paper Corporation)	3.71	8/7/07	20,180,000[a,b]	20,180,000
Vail, MFHR (Middle Creek Apartments) (Liquidity Facility; Merrill Lynch
Capital Services and LOC; Ixis Corporate and Investment Bank)	3.74	8/7/07	15,985,000[a,b]	15,985,000
Connecticut—.3%
New Haven, GO Notes, BAN	4.00	3/26/08	5,000,000	5,007,272
Delaware—.3%
Delaware Economic Development Authority, Revenue (Saint Anne’s
Episcopal School Project) (LOC; Wilmington Trust Co.)	3.74	8/7/07	3,900,000[a]	3,900,000
District of Columbia—1.1%
District of Columbia, Revenue, Refunding
(American Association of Homes and Services for the
Aging, Inc. Issue) (LOC; Unicredito Italiano SPA)	3.68	8/7/07	11,090,000[a]	11,090,000
Metropolitan Washington Airports Authority, Airport
System Revenue, CP (LOC; Bank of America)	3.80	8/15/07	6,000,000	6,000,000
Florida—3.5%
Broward County, Sales Tax Revenue, CP
(Liquidity Facility; Dexia Credit Locale)	3.80	12/6/07	5,000,000	5,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Florida (continued)
Broward County Housing Finance Authority, MFHR
(Cypress Grove Apartments Project) (Liquidity Facility;
American International Group Funding Inc.)	3.76	8/7/07	5,000,000a	5,000,000
Lee Memorial Health System Board of Directors, HR
(Lee Memorial Health System)	3.68	8/7/07	12,700,000a	12,700,000
Leesburg, HR (The Villages Regional Hospital Project)
(Insured; Radian and Liquidity Facility; Bank of Nova Scotia)	3.67	8/7/07	12,000,000a	12,000,000
Miami-Dade County Industrial Development Authority, IDR
(Fine Art Lamps Project) (LOC; SunTrust Bank)	3.68	8/7/07	3,650,000a	3,650,000
Orange County Housing Finance Authority,
Homeowner Revenue (Insured: FNMA and GNMA
and Liquidity Facility; Lehman Liquidity LLC)	3.72	8/7/07	1,615,000a,b	1,615,000
Sunshine State Governmental Finance Commission,
Revenue, CP (Liquidity Facility; DEPFA Bank PLC)	3.74	9/12/07	15,000,000	15,000,000
Georgia—4.9%
Atlanta, Subordinate Lien Tax Allocation
(Atlantic Station Project) (LOC; Wachovia Bank)	3.70	8/7/07	4,000,000a	4,000,000
Atlanta Urban Residential Finance Authority, MFHR (Lindbergh
City Center Apartments Project) (LOC; Regions Bank)	3.68	8/7/07	5,000,000a	5,000,000
Bainbridge and Decatur County Development Authority, IDR
(Rand Group Limited Project) (LOC; National City Bank)	3.74	8/7/07	9,675,000a	9,675,000
Cobb County, GO Notes, TAN	4.00	12/31/07	7,800,000	7,810,884
Municipal Electric Authority of Georgia, CP (LOC; JPMorgan Chase Bank)	3.73	9/7/07	10,800,000	10,800,000
Private Colleges and University Authority, CP (Emory University Project)	3.70	9/12/07	10,000,000	10,000,000
RBC Municipal Products Inc. Trust (Dekalb County Housing Authority,
MFHR (North Hills Apartments Project)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	3.73	8/7/07	11,595,000a,b	11,595,000
Savannah Economic Development Authority,
Exempt Facility Revenue (Home Depot Project)	3.78	8/7/07	17,000,000a	17,000,000
Illinois—4.7%
Chicago, Collateralized SFMR	3.83	4/18/08	5,000,000	5,000,000
Chicago, Collateralized SFMR (LOC; DEPFA Bank PLC)	3.87	6/30/08	10,000,000	10,000,000
Chicago, Collateralized SFMR (LOC; DEPFA Bank PLC)	3.95	7/1/08	7,500,000c	7,500,000
Chicago, IDR (Victoria Limited LLC Project) (LOC; ABN-AMRO)	3.70	8/7/07	3,350,000a	3,350,000
Chicago, Midway Airport Second Lien Revenue
(Insured; MBIA and Liquidity Facility; Bank One)	3.77	8/1/07	6,000,000a	6,000,000
Community Unit School District Number 308, Educational Purposes TAW	4.00	1/1/08	7,000,000	7,008,496
Illinois Educational Facilities Authority, Revenue, CP
(Pooled Finance Program) (LOC; Northern Trust Company)	3.73	9/12/07	14,000,000	14,000,000
Illinois Finance Authority, Revenue (Fenwick High
School, Inc. Project) (LOC; JPMorgan Chase Bank)	3.68	8/7/07	7,835,000a	7,835,000
Regional Transportation Authority, GO,
Refunding (Liquidity Facility; DEPFA Bank PLC)	3.61	8/7/07	3,460,000a	3,460,000
Upper Illinois River Valley Development Authority, SWDR
(Exolon-ESK Company Project) (LOC; Bank of America)	3.69	8/7/07	8,405,000a	8,405,000

The Funds 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Indiana—2.3%
Elkhart County, EDR (Four Seasons Manufacturing
Project) (LOC; National City Bank)	3.74	8/7/07	3,950,000a	3,950,000
Hammond, Sewer and Solid Waste Disposal Revenue,
Refunding (Cargill Inc. Project)	3.69	8/7/07	6,500,000a	6,500,000
Indiana Finance Authority, EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project) (LOC; National City Bank)	3.74	8/7/07	3,800,000a	3,800,000
Indianapolis Local Public Improvement Bond Bank, Notes	4.25	1/8/08	15,000,000	15,031,508
Saint Joseph County, Health Care Facility Revenue (South Bend
Medical Foundation Project) (LOC; National City Bank)	3.69	8/7/07	2,700,000a	2,700,000
Seymour, EDR (Pedcor Investments— Sycamore
Springs Apartments Project) (LOC; FHLB)	3.69	8/7/07	3,784,000a	3,784,000
Iowa—.3%
Iowa Finance Authority, SFMR (Mortgage-Backed Securities Program)
(Liquidity Facility; State Street Bank and Trust Co.)	3.65	8/7/07	4,500,000a	4,500,000
Kansas—.5%
Junction City, Temporary Notes	5.00	8/1/07	2,000,000	2,000,000
Junction City, Temporary Notes	5.00	12/1/07	2,500,000	2,507,700
Mission, MFHR, Refunding (The Falls
Apartments Project) (Insured; FNMA)	3.71	8/7/07	3,350,000a	3,350,000
Kentucky—3.5%
Jefferson County, Retirement Home Revenue (Nazareth Literary
and Benevolent Institution Project) (LOC; Fifth Third Bank)	3.67	8/7/07	10,000,000a	10,000,000
Kenton County Airport Board, Special Facilities Revenue
(Airis Cincinnati LLC Project) (LOC; Deutsche Postbank)	3.73	8/7/07	31,800,000a	31,800,000
Kentucky Rural Water Finance Corporation,
Public Projects Construction Notes	3.70	10/1/07	12,000,000	12,000,000
Louisiana—4.0%
Louisiana Public Facilities Authority, Revenue, Refunding
(Putters Program) (Tulane University of Louisiana Project)
(Insured; MBIA and Liquidity Facility; JPMorgan Chase Bank)	3.67	8/7/07	14,545,000a,b	14,545,000
Morgan Keegan Municipal Products Inc. (New Orleans Finance
Authority) (Liquidity Facility; Lloyds TSB Bank PLC
and LOC; Transamerica Life and Insurance)	3.71	8/7/07	25,000,000a,b	25,000,000
Morgan Keegan Municipal Products Inc.
(New Orleans, SFMR) (Insured; Transamerica Life and
Insurance and Liquidity Facility; Lloyds TSB Bank PLC)	3.71	8/7/07	22,000,000a,b	22,000,000
Maine—.2%
Auburn, Obligation Securities Revenue (J&A Properties and United
Fabricants Strainrite Project) (LOC; Citizens Bank of Massachusetts)	3.69	8/7/07	2,380,000a	2,380,000
Maryland—3.1%
Maryland Economic Development Corporation, Revenue,
Refunding (United Cerebral Palsy Project) (LOC; M&T Bank)	3.73	8/7/07	2,054,500a	2,054,500
Maryland Health and Higher Educational Facilities Authority,
Revenue (University of Maryland Medical System Issue)
(Insured; AMBAC and Liquidity Facility; JPMorgan Chase Bank)	3.61	8/7/07	46,095,000a	46,095,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Massachusetts—3.2%
Leominster, GO Notes, BAN	4.00	11/8/07	10,000,000	10,007,640
Macon Trust Various Certificates (Massachusetts
Health and Educational Facilities Authority—Harvard
Vanguard Medical Associates Issue) (Liquidity Facility;
Bank of America and LOC; Bank of America)	3.68	8/7/07	11,000,000a,b	11,000,000
Massachusetts Development Finance Agency, Revenue
(Northfield Mount Hermon School Issue) (Insured;
Radian Bank and Liquidity Facility; Bank of America)	3.70	8/7/07	5,000,000a	5,000,000
Massachusetts Development Finance Agency, Revenue
(Suffolk University Issue) (Insured; Assured Guaranty
and Liquidity Facility; Citizens Bank of Massachusetts)	3.67	8/7/07	6,400,000a	6,400,000
Massachusetts Development Finance Agency, RRR
(Waste Management, Inc. Project) (LOC; SunTrust Bank)	3.68	8/7/07	5,500,000a	5,500,000
Massachusetts Development Finance Agency, SWDR (Wheelabrator
Milbury Inc. Project) (Liquidity Facility; JPMorgan Chase Bank)	3.72	8/1/07	8,550,000a	8,550,000
Massachusetts Development Finance Authority, Multifamily Revenue
(Kennedy Lofts Project) (Liquidity Facility; Merrill Lynch
Capital Services and LOC; Merrill Lynch and Co. Inc.)	3.72	8/7/07	4,000,000a,b	4,000,000
Michigan—2.2%
Eastern Michigan University Board of Regents, General Revenue,
Refunding (Insured; XLCA and Liquidity Facility; Dexia Credit Locale)	3.70	8/1/07	10,000,000a	10,000,000
Michigan Hospital Finance Authority, HR (Chelsea
Community Hospital) (LOC; National City Bank)	3.70	8/7/07	3,620,000a	3,620,000
Michigan Hospital Finance Authority, Revenue (Health Care
Equipment Loan Program) (LOC; ABN-AMRO)	3.67	8/7/07	5,000,000a	5,000,000
Michigan Strategic Fund, LOR (HME Inc. Project) (LOC; Fifth Third Bank)	3.74	8/7/07	2,050,000a	2,050,000
Michigan Strategic Fund, LOR (Kaumagraph Flint
Corporation Project) (LOC; Bank One)	3.72	8/7/07	2,400,000a	2,400,000
Michigan Strategic Fund, LOR (PFG Enterprises Inc.
Project) (LOC; Huntington NB)	3.91	8/7/07	2,660,000a	2,660,000
Oakland County Economic Development Corporation, LOR
(Michigan Seamless Tube LLC Project) (LOC; ABN-AMRO)	3.79	8/7/07	3,300,000a	3,300,000
Pittsfield Township Economic Development Corporation, LOR,
Refunding (Arbor Project) (LOC; Comerica Bank)	3.70	8/7/07	4,625,000a	4,625,000
Minnesota—.7%
Minneapolis and Saint Paul Metropolitan Airports
Commission, Airport Revenue (Insured; AMBAC
and Liquidity Facility; Goldman Sachs Group)	3.67	8/7/07	10,800,000a,b	10,800,000
Missouri—.9%
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (Saint Francis Medical Center) (LOC; Bank of America)	3.70	8/1/07	10,665,000a	10,665,000
Saint Louis Industrial Development Authority, MFHR (Windward
Estates Project) (GIC; IXIS Corporate and Investment
Bank and Liquidity Facility; Merrill Lynch Capital Services)	3.74	8/7/07	3,570,000a,b	3,570,000

The Funds 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Montana—.2%
Puttable Floating Option Tax Exempt Receipts (Montana Facility
Finance Authority, HR (Benefis Healthcare System) (LOC; Assured
Guaranty and Liquidity Facility; Merrill Lynch Capital Services)	3.70	8/7/07	2,960,000a,b	2,960,000
New Hampshire—.3%
New Hampshire Business Finance Authority, Water Facility
Revenue (Pennichuck Water Works, Inc. Project)
(Insured; AMBAC and Liquidity Facility; FHLB)	3.64	10/1/07	3,955,000	3,955,000
New Mexico—.4%
Dona Ana County, IDR (Foamex Products Inc. Project)
(LOC; Bank of Nova Scotia)	3.66	8/7/07	5,900,000a	5,900,000
North Carolina—7.2%
Burke County Industrial Facilities and Pollution Control Financing
Authority, IDR (Bauer Industries Inc. Project) (LOC; Bank of Montreal)	3.73	8/7/07	1,355,000a	1,355,000
Durham County, Multifamily Revenue (Falls Pointe Apartments)
(Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	3.72	8/7/07	4,180,000a,b	4,180,000
North Carolina Education Assistance Authority, Student Loan Revenue
(Insured; AMBAC and Liquidity Facility; Royal Bank of Canada)	3.68	8/7/07	70,000,000a	70,000,000
Raleigh-Durham Airport Authority, Airport Revenue
(Insured; XLCA and Liquidity Facility; SunTrust Bank)	3.65	8/7/07	37,000,000a	37,000,000
Ohio—6.1%
Cleveland-Cuyahoga County Port Authority, Development Revenue,
Refunding (Judson Project) (LOC; National City Bank)	3.66	8/7/07	11,320,000a	11,320,000
Cuyahoga County, IDR (King Nut Project) (LOC; Key Bank)	3.76	8/7/07	3,125,000a	3,125,000
Hamilton County, Hospital Facilities Revenue (Christ Hospital)
(Insured; FSA and Liquidity Facility; Svenska Handelsbanken)	3.70	8/7/07	9,900,000a,b	9,900,000
Middletown, Hospital Facilities Revenue (Middletown Hospital Group)
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.70	8/7/07	20,510,000a,b	20,510,000
Ohio Water Development Authority, PCR, Refunding (FirstEnergy
Nuclear Generation Corporation Project) (LOC; Barclays Bank PLC)	3.68	8/7/07	9,700,000a	9,700,000
Student Loan Funding Corporation, Student Loan Senior Revenue,
Refunding (Liquidity Facility; Student Loan Marketing Association)	3.74	8/7/07	40,000,000a	40,000,000
Oregon—2.3%
Oregon, Homeowner Revenue (Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale and LOC; Trinity Funding Corporation)	3.70	8/7/07	8,910,000a,b	8,910,000
Oregon Department of Administrative Services, COP (Putters
Program) (Insured; FGIC and Liquidity Facility; JPMorgan Chase Bank)	3.67	8/7/07	14,945,000a,b	14,945,000
Washington County Housing Authority, MFHR
(Cedar Mill Project) (LOC; M&T Bank)	3.76	8/7/07	11,600,000a	11,600,000
Pennsylvania—14.9%
Allegheny County Hospital Development Authority,
Health Center Revenue, Refunding (Presbyterian University
Health System, Inc. Project) (Insured; MBIA and Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	3.66	8/7/07	10,000,000a,b	10,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Pennsylvania (continued)
Beaver County Industrial Development Authority, EIR
(BASF Corporation Project) (LOC; BASF AG)	3.78	8/1/07	4,000,000a	4,000,000
Chartiers Valley Industrial and Commercial Development
Authority, Revenue (Wesley Hills Project) (LOC; Fifth Third Bank)	3.70	8/7/07	7,650,000a	7,650,000
Dauphin County General Authority, Revenue (School District
Pooled Financing Program) (Insured; FSA and Liquidity
Facility: Bank of Nova Scotia and KBC Bank)	3.64	8/7/07	55,000,000a	55,000,000
Dauphin County General Authority, Revenue (School District
Pooled Financing Program) (Insured; FSA and Liquidity
Facility: Bank of Nova Scotia and KBC Bank)	3.64	8/7/07	16,000,000a	16,000,000
Dauphin County General Authority, Revenue (School District
Pooled Financing Program II) (Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.64	8/7/07	2,375,000a	2,375,000
Delaware County Authority, Health System Revenue (Mercy Health
System of Southeastern Pennsylvania Issue) (Liquidity Facility;
Westdeutsche Landesbank and LOC; Westdeutsche Landesbank)	3.70	8/7/07	8,985,000a,b	8,985,000
Emmaus General Authority, Local Government Revenue
(LOC; DEPFA Bank PLC)	3.67	8/7/07	5,500,000a	5,500,000
Emmaus General Authority, Local Government Revenue
(LOC; DEPFA Bank PLC)	3.67	8/7/07	6,400,000a	6,400,000
Emmaus General Authority, Local Government Revenue
(LOC; DEPFA Bank PLC)	3.67	8/7/07	17,300,000a	17,300,000
Emmaus General Authority, Local Government Revenue
(LOC; DEPFA Bank PLC)	3.67	8/7/07	9,500,000a	9,500,000
Emmaus General Authority, Local Government Revenue
(LOC; Goldman Sachs Group Inc.)	3.66	8/7/07	4,400,000a	4,400,000
Franklin County Industrial Development Authority,
Revenue (Menno Haven Project) (Insured; Radian
Bank and Liquidity Facility; Bank of America)	3.66	8/7/07	14,435,000a	14,435,000
Horizon Hospital System Authority, Senior
Health and Housing Facilities Revenue
(Saint Paul Homes Project) (LOC; M&T Bank)	3.66	8/7/07	5,400,000a	5,400,000
Lancaster Municipal Authority, Revenue (Ephrata
Community Hospital Project) (LOC; Fulton Bank)	3.71	8/7/07	3,800,000a	3,800,000
Lancaster Municipal Authority, Revenue (Garden
Spot Village Project) (LOC; Fulton Bank)	3.67	8/7/07	7,435,000a	7,435,000
Lawrence County Industrial Development Authority,
Revenue (Villa Maria Project) (LOC; Allied Irish Banks)	3.65	8/7/07	5,241,000a	5,241,000
Montgomery County Industrial Development Authority, Revenue
(Recigno Laboratories, Inc. Project) (LOC; Wachovia Bank)	3.78	8/7/07	1,530,000a	1,530,000
Pennsylvania Higher Education Assistance Agency,
Student Loan Revenue (Insured; AMBAC
and Liquidity Facility; Morgan Stanley Bank)	3.67	8/7/07	16,800,000a	16,800,000

The Funds 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Pennsylvania (continued)
Philadelphia, Airport Revenue, Refunding (Insured; MBIA
and Liquidity Facility; JPMorgan Chase Bank)	3.68	8/7/07	10,700,000a	10,700,000
Puttable Floating Option Tax Exempt Receipts (Montgomery
County Redevelopment Authority, MFHR, Hunt
Club Apartments) (Liquidity Facility; Merrill Lynch
Capital Services and LOC; Merrill Lynch Capital Services)	3.70	8/7/07	10,000,000a,b	10,000,000
West Cornwall Township Municipal Authority, GO Notes,
Refunding (Bethlehem Area School District Project)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.64	8/7/07	9,800,000a	9,800,000
West Cornwall Township Municipal Authority, Revenue,
Refunding (Pennsylvania General Government Loan Program)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.64	8/7/07	1,003,000a	1,003,000
South Carolina—.5%
South Carolina Jobs-Economic Development Authority, EDR
(Pharmaceutical Associates, Inc. Project) (LOC; Wachovia Bank)	3.73	8/7/07	2,250,000a	2,250,000
South Carolina Jobs-Economic Development Authority, HR
(Oconee Memorial Hospital, Inc. Project) (Insured;
Radian Group and Liquidity Facility; Wachovia Bank)	3.67	8/7/07	5,400,000a	5,400,000
Tennessee—2.3%
Memphis Health Educational and Housing Facility Board, MFHR
(Summit Park Apartments Project) (LOC; First Tennessee Bank)	3.85	8/7/07	5,000,000a	5,000,000
Shelby County, GO, Refunding (Liquidity Facility; Dexia Credit Locale)	3.60	8/7/07	31,450,000a	31,450,000
Texas—9.7%
ABN AMRO Munitops Certificates Trust (Tarrant Regional Water District,
Water Revenue) (Insured; FGIC and Liquidity Facility; ABN-AMRO)	3.67	8/7/07	4,800,000a,b	4,800,000
Brazos River Harbor Navigation Distict, Harbor Revenue
(BASF Corporation Project)	3.78	8/1/07	7,000,000a	7,000,000
El Paso County Hospital District, GO Notes (Putters Program)
(Insured; AMBAC and Liquidity Facility; Deutsche Postbank)	3.67	8/7/07	3,465,000a,b	3,465,000
Fort Bend County, Toll Road Revenue (Putters Program)
(Insured; FGIC and Liquidity Facility; PB Finance Inc.)	3.67	8/7/07	2,775,000a,b	2,775,000
Harris County Health Facilities Development Corporation,
Revenue (The Methodist Hospital System)	3.60	8/7/07	50,000,000a	50,000,000
Harris County Metropolitan Transportation Authority, Sales
and Use Tax Revenue, CP (LOC; DEPFA Bank PLC)	3.72	10/17/07	11,000,000	11,000,000
Houston, Airport System Revenue, CP (LOC; Dexia Credit Locale)	3.75	12/6/07	10,000,000	10,000,000
Houston, CP (Liquidity Facility; DEPFA Bank PLC)	3.72	11/13/07	14,000,000	14,000,000
Montgomery County Housing Finance Corporation, MFHR
(Park at Woodline Townhomes) (LOC; Citibank NA)	3.70	8/7/07	7,500,000a	7,500,000
Permian Basin Regional Housing Finance Corporation, SFMR
(Guaranteed Mortgage-Backed Securities Program) (GIC; Aegon NV)	3.84	9/4/07	5,455,000	5,455,000
Port of Port Arthur Navigation District, Revenue, CP (BASF AG)	3.82	10/9/07	10,000,000	10,000,000
Revenue Bond Certificate Series Trust Various States,
Housing Revenue (Pebble Brooke) (GIC; AIG Funding Inc.)	3.83	8/7/07	7,000,000a,b	7,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Texas (continued)
Revenue Bond Certificate Series Trust Various States, Revenue
(Chimney Project) (GIC; AIG Funding Inc.)	3.83	8/7/07	6,160,000a,b	6,160,000
Texas Municipal Gas Acquisition and Supply Corporation I,
Gas Supply Revenue (Liquidity Facility; Merrill Lynch
Capital Services and LOC; Merrill Lynch)	3.69	8/7/07	11,800,000a,b	11,800,000
Utah—.9%
Murray City, HR (IHC Health Services Inc.)	3.58	8/7/07	13,600,000a	13,600,000
Vermont—.7%
University of Vermont and State Agricultural College, CP	3.72	9/6/07	4,530,000	4,530,000
Vermont Economic Development Authority, Revenue, CP (Economic
Development Capital Program) (LOC; JPMorgan Chase Bank)	3.78	10/16/07	6,800,000	6,800,000
Virginia—2.2%
Fairfax County Economic Development Authority, RRR,
Refunding (Insured; AMBAC)	6.00	2/1/08	6,000,000	6,065,580
Norfolk Economic Development Authority, New Empowerment Zone
Facility Revenue (Metro Machine Corp. Project) (LOC; Wachovia Bank)	3.71	8/7/07	5,600,000a	5,600,000
Virginia Beach Development Authority, IDR, Refunding (Giant Square
Shopping Center Company, LLP Project) (LOC; Wachovia Bank)	3.68	8/7/07	3,300,000a	3,300,000
Virginia Housing Development Authority, Commonwealth
Mortgage Revenue (Draw Down Program)	3.85	8/2/07	20,000,000	20,000,000
Washington—2.6%
Everett Industrial Development Corporation, Exempt Facilities
Revenue (Kimberly-Clark Corporation Project)	3.68	8/7/07	3,200,000a	3,200,000
Pierce County Economic Development Corporation, Multi-Mode Industrial
Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	3.74	8/7/07	5,590,000a	5,590,000
Washington Economic Development Finance Authority, SWDR
(Cedar Grove Composing Project) (LOC; Wells Fargo Bank)	3.70	8/7/07	4,800,000a	4,800,000
Washington Economic Development Finance Authority, SWDR
(Lemay Enterprises Project) (LOC; Bank of America)	3.70	8/7/07	5,450,000a	5,450,000
Washington Economic Development Finance Authority, SWDR
(Waste Management Project) (LOC; Bank of America)	3.69	8/7/07	5,500,000a	5,500,000
Washington Housing Finance Commission, MFHR
(Queen Anne Project) (LOC; Bank of America)	3.70	8/7/07	7,500,000a	7,500,000
Washington Housing Finance Commission, MFHR (The Vintage at
Chehalis Senior Living Project) (Liquidity Facility; FNMA and LOC; FNMA)	3.69	8/7/07	8,190,000s	8,190,000
Wisconsin—3.5%
Fond Du Lac, Waterworks System Revenue, BAN	4.50	7/1/08	5,000,000	5,025,217
Howard-Suamico School District, BAN	4.00	2/1/08	8,300,000	8,305,146
New Richmond School District, BAN	4.13	6/6/08	4,500,000	4,506,496
Puttable Floating Option Tax Exempt Receipts (Wisconsin
Housing and Economic Development Authority, Single
Family Revenue) (Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale and LOC; Pallas Capital)	3.74	8/7/07	6,130,000a,b	6,130,000

The Funds 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Wisconsin (continued)
Seymour Community School District, BAN	4.00	4/1/08	7,500,000	7,500,959
Wisconsin Health and Educational Facilities Authority,
Revenue (Gunderson Lutheran) (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	3.70	8/1/07	10,770,000a	10,770,000
Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue (Liquidity Facility; Fortis Bank)	3.68	8/7/07	12,500,000a	12,500,000
Wyoming—2.0%
Campbell County, IDR (Two Elk Power Generation Station
Project) (GIC; American International Group Funding Inc.)	3.75	11/30/07	21,300,000	21,300,000
Campbell County, IDR (Two Elk Power Generation Station
Project) (LOC; Citibank NA)	3.75	11/30/07	10,000,000	10,000,000
U.S. Related—1.3%
Puerto Rico Aqueduct and Sewer Authority, Revenue
(Liquidity Facility; Citibank NA and LOC; Citibank NA)	3.67	8/7/07	20,000,000a,b	20,000,000

Total Investments (cost $1,570,072,927)			101.0%	1,570,072,927
Liabilities, Less Cash and Receivables			(1.0%)	(15,393,161)
Net Assets			100.0%	1,554,679,766

See footnotes on page 54.
See notes to financial statements.

STATEMENT OF INVESTMENTS
July 31, 2007 (Unaudited)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—96.8%

New York—94.3%
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Key Bank)	3.62	8/7/07	5,000,000a	5,000,000
Albany Industrial Development Agency, Civic Facility Revenue
(University at Albany Foundation Student Housing
Corporation—Empire Commons East Project)
(Insured; AMBAC and Liquidity Facility; Key Bank)	3.64	8/7/07	4,630,000a	4,630,000
Albany Industrial Development Agency, Senior Housing
Revenue (South Mall Towers Albany, L.P. Project)
(Insured; FNMA and Liquidity Facility; FNMA)	3.63	8/7/07	6,700,000a	6,700,000
Amsterdam Enlarged City School District, GO Notes, BAN	4.00	7/3/08	1,100,000	1,102,431
Austin Trust Various Certificates (New York City Municipal
Water Finance Authority, Water and Sewer System
Revenue) (Liquidity Facility; Bank of America)	3.65	8/7/07	5,170,000a,b	5,170,000
Avoca Central School District, GO Notes, BAN	4.00	6/26/08	2,200,000	2,203,819
BB&T Municipal Trust (New York State Dormitory Authority, Fashion
Institute of Technology Housing Corporation, Insured Revenue)
(Insured; FGIC and Liquidity Facility; Branch Banking and Trust Co.)	3.67	8/7/07	12,665,000a,b	12,665,000
Chautauqua County, GO Notes, TAN	4.00	12/21/07	3,500,000	3,505,274
Chautauqua County Industrial Development Agency, Civic
Facility Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	3.80	8/7/07	12,930,000a	12,930,000
Chemung County Industrial Development Agency, IDR
(MMARS 2nd Program) (LOC; HSBC Bank USA)	3.80	8/7/07	1,045,000a	1,045,000
Cincinnatus Central School District, GO Notes, BAN	4.00	6/18/08	3,200,000	3,206,757
Clinton County Industrial Development Agency, Civic Facility
Revenue (Champlain Valley Physicians Hospital Medical
Center Project) (Insured; Radian and Liquidity Facility; Key Bank)	3.65	8/7/07	2,100,000a	2,100,000
Cohoes Industrial Development Agency, Civic Facility
Revenue (Columbia Crest Senior Housing
Project) (LOC; Citizens Bank of Massachusetts)	3.62	8/7/07	4,885,000a	4,885,000
Colonie, GO Notes, BAN	4.00	4/4/08	1,600,000	1,602,616
Colonie, GO Notes, BAN	4.25	4/4/08	2,742,700	2,750,715
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation for
Autism, Inc. Project) (LOC; M&T Bank)	3.66	8/7/07	9,625,000a	9,625,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue, Refunding (Lutheran Center at
Poughkeepsie, Inc. Project) (LOC; Key Bank)	3.64	8/7/07	3,750,000a	3,750,000
Erie County Industrial Development Agency, Civic Facility
Revenue (D’Youville College Project) (LOC; HSBC Bank USA)	3.80	8/7/07	7,115,000a	7,115,000
Erie County Industrial Development Agency, Civic Facility
Revenue (Heritage Center Project) (LOC; Key Bank)	3.69	8/7/07	2,155,000a	2,155,000
Erie County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	3.80	8/7/07	1,125,000a	1,125,000
Erie County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	3.80	8/7/07	3,850,000a	3,850,000
Erie County Industrial Development Agency, IDR (Hydro-Air
Components Inc. Project) (LOC; HSBC Bank USA)	3.72	8/7/07	4,800,000a	4,800,000

The Funds 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

New York (continued)
Erie County Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds (Liquidity Facility;
Merrill Lynch and LOC; Merrill Lynch)	3.66	8/7/07	3,245,000a,b	3,245,000
Glens Falls City School District, GO Notes, RAN	4.25	6/18/08	1,000,000	1,004,232
Guilderland Industrial Development Agency, Civic Facility
Revenue (Wildwood Programs, Inc. Project) (LOC; Key Bank)	3.69	8/7/07	4,580,000a	4,580,000
Hamburg Central School District, GO Notes, BAN	4.25	7/3/08	2,055,000	2,063,184
Haverstraw-Stony Point Central School District, GO
(Insured; FSA and Liquidity Facility; Citicorp)	3.66	8/7/07	6,300,000a,b	6,300,000
Hempstead Town Industrial Development Agency,
Multifamily Revenue (Terrace 100 LP Facility) (Liquidity
Facility; Bank of America and LOC; Bank of America)	3.67	8/7/07	6,220,000a,b	6,220,000
Herkimer County Industrial Development Agency, IDR
(F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	3.80	8/7/07	2,290,000a	2,290,000
Hudson Yards Infrastructure Corporation, Hudson
Yards Senior Revenue (Insured; FGIC and Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	3.66	8/7/07	38,400,000a,b	38,400,000
Long Island Power Authority, CP (Long Island Lighting
Company Project) (LOC; JPMorgan Chase Bank)	3.70	9/6/07	2,000,000	2,000,000
Long Island Power Authority, CP (Long Island Lighting
Company Project) (LOC; JPMorgan Chase Bank)	3.73	9/6/07	1,000,000	1,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	3.72	9/21/07	17,500,000	17,500,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	3.72	10/11/07	10,000,000	10,000,000
Monroe County Industrial Development Agency, IDR
(Chaney Enterprise) (LOC; M&T Bank)	3.81	8/7/07	2,550,000a	2,550,000
Monroe County Industrial Development Agency, IDR
(Genesee Metal Stampings Inc. Facility) (LOC; HSBC Bank USA)	3.80	8/7/07	700,000a	700,000
Monroe County Industrial Development Agency, LR
(Robert Weslayan College Project) (LOC; M&T Bank)	3.66	8/7/07	2,800,000a	2,800,000
Nassau County, GO Notes, TAN	4.00	9/30/07	27,000,000	27,009,561
Nassau County, GO Notes, TAN	4.25	9/30/07	12,000,000	12,013,958
Nassau County Industrial Development Agency, Civic Facility
Revenue (Saint Mary’s Children Project) (LOC; Commerce Bank)	3.66	8/7/07	1,860,000a	1,860,000
Nassau County Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds (Liquidity Facility;
Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.67	8/7/07	10,000,000a,b	10,000,000
New York City (Liquidity Facility; Merrill Lynch)	3.66	8/7/07	7,000,000a,b	7,000,000
New York City (LOC; Bank of America)	3.67	8/1/07	10,735,000a	10,735,000
New York City, CP (Insured; MBIA and Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	3.71	9/13/07	6,000,000	6,000,000
New York City, GO Notes	5.00	8/1/07	7,325,000	7,325,000
New York City, GO Notes	5.00	8/1/07	4,895,000	4,895,000
New York City, GO Notes	5.75	8/1/07	2,100,000	2,100,000
New York City, GO Notes	7.25	8/15/07	2,490,000	2,493,444

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

New York (continued)
New York City Housing Development Corporation,
Multi-Family Rental Housing Revenue
(One Columbus Place Development) (LOC; FNMA)	3.63	8/7/07	37,200,000a	37,200,000
New York City Industrial Development Agency,
Civic Facility Revenue (2000 Columbia Grammar
and Preparatory School Project) (LOC; Allied Irish Banks)	3.65	8/7/07	5,515,000a	5,515,000
New York City Industrial Development Agency,
Civic Facility Revenue (Birch Wathen Lenox
School Project) (LOC; Allied Irish Banks)	3.65	8/7/07	5,250,000a	5,250,000
New York City Industrial Development Agency,
Civic Facility Revenue (Ethical Culture Fieldston School
Project) (Insured; XLCA and Liquidity Facility; Dexia Credit Locale)	3.60	8/7/07	5,300,000a	5,300,000
New York City Industrial Development Agency, Civic Facility Revenue
(French Institute-Alliance Francaise de New York—Federation of
French Alliances in the United States Project) (LOC; M&T Bank)	3.70	8/7/07	2,355,000a	2,355,000
New York City Industrial Development Agency,
Civic Facility Revenue (Jewish Community Center
on the Upper West Side, Inc. Project) (LOC; M&T Bank)	3.66	8/7/07	5,000,000a	5,000,000
New York City Industrial Development Agency,
Civic Facility Revenue (Sephardic Community
Youth Center, Inc. Project) (LOC; M&T Bank)	3.66	8/7/07	5,000,000a	5,000,000
New York City Industrial Development Agency, Civic Facility
Revenue (Village Community School Project) (LOC; M&T Bank)	3.70	8/7/07	2,440,000a	2,440,000
New York City Industrial Development Agency,
Civic Facilty Revenue (Wartburg Lutheran Home for the
Aging and Wartburg Nursing Home, Inc. Project) (LOC; Key Bank)	3.64	8/7/07	8,800,000a	8,800,000
New York City Industrial Development Agency,
Liberty Revenue (7 World Trade Center, LLC Project)
(LOC; Citibank NA and Liquidity Facility; Citibank NA)	3.66	8/7/07	2,200,000a,b	2,200,000
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	3.65	8/7/07	7,360,000a,b	7,360,000
New York City Transitional Finance Authority,
Revenue (New York City Recovery) (Liquidity
Facility; Bayerische Landesbank)	3.66	8/1/07	500,000a	500,000
New York City Transitional Finance Authority,
Revenue (New York City Recovery) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	3.66	8/1/07	200,000a	200,000
New York Counties Tobacco Trust I, Revenue
(Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	3.66	8/7/07	9,610,000a,b	9,610,000
New York Counties Tobacco Trust IV, Tobacco
Settlement Pass-Through Bonds (Liquidity Facility;
Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.66	8/7/07	15,225,000a,b	15,225,000
New York Liberty Development Corporation, Revenue (Goldman
Sachs Headquarters Issue) (Liquidity Facility; Citibank NA)	3.66	8/7/07	9,300,000a,b	9,300,000
New York State (LOC; Dexia Credit Locale)	3.70	12/4/07	4,500,000	4,500,000
New York State (LOC; Dexia Credit Locale)	3.70	1/8/08	18,500,000	18,500,000

The Funds 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

New York (continued)
New York State, CP (LOC: Bayerische Landesbank, JPMorgan
Chase Bank and Landesbank Hessen-Thuringen Girozentrale)	3.70	11/2/07	8,400,000	8,400,000
New York State Dormitory Authority, Insured Revenue (Long Island
University) (Insured; CIFG and Liquidity Facility; Dexia Credit Locale)	3.70	8/1/07	1,940,000a	1,940,000
New York State Dormitory Authority, Insured Revenue (Long Island
University) (Insured; CIFG and Liquidity Facility; Dexia Credit Locale)	3.70	8/1/07	9,900,000a	9,900,000
New York State Dormitory Authority, Revenue (Mount Sinai
NYU Health Obligated Group) (Liquidity Facility; Merrill Lynch)	3.66	8/7/07	9,335,000a,b	9,335,000
New York State Dormitory Authority, Revenue
(Park Ridge Hospital Inc.) (LOC; JPMorgan Chase Bank)	3.63	8/7/07	19,800,000a	19,800,000
New York State Dormitory Authority, Revenue, CP (Cornell University)	3.70	8/8/07	12,000,000	12,000,000
New York State Housing Finance Agency, Housing Revenue
(66 West 38th Street) (Liquidity Facility; FNMA and LOC; FNMA)	3.63	8/7/07	10,500,000a	10,500,000
New York State Housing Finance Agency, Housing Revenue
(70 Battery Place) (LOC; FNMA)	3.63	8/7/07	6,550,000a	6,550,000
New York State Housing Finance Agency, Housing Revenue
(250 West 93rd Street) (LOC; Bank of America)	3.63	8/7/07	4,900,000a	4,900,000
New York State Housing Finance Agency, Housing Revenue
(316 Eleventh Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	3.62	8/7/07	20,000,000a	20,000,000
New York State Housing Finance Agency, Housing Revenue
(Avalon Bowery Place II) (LOC; Bank of America)	3.65	8/7/07	11,000,000a	11,000,000
New York State Urban Development Corporation, COP (James A. Farley
Post Office Project) (Liquidity Facility; Citigroup and LOC; Citigroup)	3.68	8/7/07	16,475,000a,b	16,475,000
New York State Urban Development Corporation,
State Personal Income Tax Revenue (State Facilities
and Equipment) (Liquidity Facility; Morgan Stanley Bank)	3.65	8/7/07	33,480,000a,b	33,480,000
Newburgh Industrial Development Agency, Civic Facility
Revenue (Community Development Properties
Dubois Street II, Inc. Project) (LOC; Key Bank)	3.64	8/7/07	3,500,000a	3,500,000
Niagara County Industrial Development Agency,
Civic Facility Revenue (Niagara University Project)
(Insured; Radian Group and Liquidity Facility; HSBC Bank USA)	3.64	8/7/07	5,000,000a	5,000,000
North Syracuse Central School District, GO Notes, RAN	4.00	6/19/08	1,400,000	1,402,965
Onondaga County Industrial Development Agency, Civic Facility
Revenue (Crouse Health Hospital, Inc. Project) (LOC; M&T Bank)	3.66	8/7/07	4,000,000a	4,000,000
Ontario County Industrial Development Agency, IDR
(Dixit Enterprises) (LOC; HSBC Bank USA)	3.80	8/7/07	2,900,000a	2,900,000
Orange County Industrial Development Agency, Civic Facility Revenue
(Saint Luke’s Cornwall Hospital Project) (LOC; Key Bank)	3.64	8/7/07	4,000,000a	4,000,000
Otsego County Industrial Development Agency, Civic Facility Revenue
(Templeton Foundation Project) (LOC; Key Bank)	3.69	8/7/07	3,375,000a	3,375,000
Patchogue-Medford Union Free School District, GO Notes, TAN	4.50	6/27/08	3,700,000	3,717,694
Port Authority of New York and New Jersey, CP (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	3.79	8/6/07	3,500,000	3,500,000
Rensselaer Industrial Development Agency, IDR
(Capital View Office Park Project) (LOC; M&T Bank)	3.85	12/31/07	4,670,000	4,670,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

New York (continued)
Saint Lawrence County Industrial Development Agency,
Civic Facility Revenue, Refunding (Claxton-Hepburn
Medical Center Project) (LOC; Key Bank)	3.64	8/7/07	4,000,000a	4,000,000
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue
(Insured; AMBAC and Liquidity Facility; Citibank NA)	3.66	8/7/07	5,335,000a,b	5,335,000
South Country Central School District at Brookhaven, GO Notes, BAN	4.25	1/18/08	1,000,000	1,002,017
Suffolk County Industrial Development Agency, IDR
(Belmont Villas LLC Facility) (Insured; FNMA)	3.63	8/7/07	6,000,000a	6,000,000
Syracuse Industrial Development Agency, Civic Facility Revenue
(Community Development Properties-Larned Project) (LOC; M&T Bank)	3.66	8/7/07	5,505,000a	5,505,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (Liquidity Facility; Bank of America)	3.60	8/7/07	20,560,000a	20,560,000
TSASC Inc. of New York, Tobacco Settlement Asset-Backed Bonds
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.67	8/7/07	23,585,000a,b	23,585,000
TSASC Inc. of New York, Tobacco Settlement Asset-Backed Bonds
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.70	8/7/07	5,000,000a,b	5,000,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Bank)	3.76	8/7/07	1,735,000a	1,735,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (Mercy College Project) (LOC; Key Bank)	3.63	8/7/07	1,900,000a	1,900,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School
Civic Facility) (LOC; Allied Irish Bank)	3.65	8/7/07	3,435,000a	3,435,000
Westchester County Industrial Development Agency, Civic Facility
Revenue (The Rye YMCA Project) (LOC; Allied Irish Bank)	3.67	8/7/07	2,750,000a	2,750,000
Westchester Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds
(Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	3.66	8/7/07	4,300,000a,b	4,300,000
Westchester Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds (Liquidity Facility;
Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.66	8/7/07	13,865,000a,b	13,865,000
Westhampton Beach Union Free School District, GO Notes, BAN	4.00	9/6/07	5,500,000	5,502,110
Yonkers Industrial Development Agency, MFHR
(Main Street Lofts Yonkers LLC Project) (LOC; M&T Bank)	3.71	8/7/07	15,000,000a	15,000,000
Yonkers Industrial Development Agency, Revenue (Merlots Program)
(Insured; GNMA and Liquidity Facility; Wachovia Bank)	3.73	8/7/07	4,215,000a,b	4,215,000
Yorktown Central School District, TAN	4.00	10/31/07	5,000,000	5,003,700
U.S. Related—2.5%
Puerto Rico Aqueduct and Sewer Authority, Revenue
(Liquidity Facility; Citibank NA and LOC; Citibank NA)	3.67	8/7/07	20,000,000a,b	20,000,000

Total Investments (cost $787,294,477)			96.8%	787,294,477
Cash and Receivables (Net)			3.2%	26,194,420
Net Assets			100.0%	813,488,897

See footnotes on page 54.
See notes to financial statements.

The Funds 39

STATEMENT OF INVESTMENTS
July 31, 2007 (Unaudited)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—101.5%

Alabama—3.1%
Columbia Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	3.71	8/1/07	4,000,000a	4,000,000
Greater Montgomery Educational Building Authority, Educational
Facility Revenue (Huntingdon College Project) (LOC; Regions Bank)	3.64	8/7/07	16,116,000a	16,116,000
Jefferson County, GO Warrants (Liquidity Facility:
Bayerische Landesbank and JPMorgan Chase Bank)	3.66	8/1/07	21,350,000a	21,350,000
Jefferson County Public Park and Recreation Board, Revenue
(YMCA of Birmingham Project) (LOC; Amsouth Bank)	3.65	8/7/07	2,000,000a	2,000,000
Southeast Alabama Gas District, Supply Project
Revenue (Liquidity Facility; Societe Generale)	3.68	8/1/07	50,000,000a	50,000,000
University of Alabama Board of Trustees, General Revenue (University
of Alabama) (Insured; MBIA and Liquidity Facility; Southtrust Bank)	3.64	8/7/07	6,335,000a	6,335,000
University of Alabama Board of Trustees, HR (University of Alabama
at Birmingham) (Insured; AMBAC and Liquidity Facility; Fortis Bank)	3.66	8/7/07	8,600,000a	8,600,000
Arizona—4.3%
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; BNP Paribas and LOC; BNP Paribas)	3.69	8/7/07	12,525,000a,b	12,525,000
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.69	8/7/07	9,995,000a,b	9,995,000
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.70	8/7/07	16,000,000a,b	16,000,000
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.70	8/7/07	48,000,000a,b	48,000,000
Arizona Health Facilities Authority, Revenue
(La Loma Village) (LOC; Citibank NA)	3.66	8/7/07	7,000,000a	7,000,000
Maricopa County, HR, Refunding
(Sun Health Corporation) (LOC; ABN-AMRO)	3.65	8/7/07	21,565,000a	21,565,000
Phoenix Civic Improvement Corporation, Excise Tax Revenue
(Putters Program) (Civic Plaza Expansion Project)
(Insured; FGIC and Liquidity Facility; PB Capital Finance)	3.67	8/7/07	8,225,000a,b	8,225,000
Salt River Project Agricultural Improvement and
Power District, CP (Salt River Project) (Liquidity Facility:
Bank of America, Citibank NA, JPMorgan Chase Bank,
Marshall and Isley Bank and Wells Fargo Bank)	3.70	10/10/07	25,000,000	25,000,000
Arkansas—.2%
Benton County Public Facilities Board, College Parking
Facility Revenue (NorthWest Arkansas Community
College Project) (LOC; Regions Bank)	3.63	8/7/07	8,150,000a	8,150,000
Colorado—2.1%
ABN AMRO Munitops Certificate Trust (Denver City and County Airport)
(Insured; XLCA and Liquidity Facility; ABN-AMRO)	3.66	8/7/07	22,345,000a,b	22,345,000
Colorado Education Loan Program, TRAN	3.75	8/3/07	20,000,000	20,000,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	3.65	8/7/07	21,000,000a	21,000,000
Southglenn Metropolitan District, Special Revenue (LOC; BNP Paribas)	3.66	8/7/07	8,000,000a	8,000,000

40

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Connecticut—.1%
Connecticut, Second Lien Special Tax Obligation
(Transportation Infrastructure Purposes)
(Insured; FGIC and Liquidity Facility; Dexia Credit Locale)	3.63	8/1/07	1,500,000a	1,500,000
Connecticut, Second Lien Special Tax Obligation
(Transportation Infrastructure Purposes)
(Insured; FSA and Liquidity Facility; Bank of America)	3.61	8/1/07	1,500,000a	1,500,000
Delaware—.6%
Delaware Economic Development Authority, MFHR
(School House Project) (LOC; HSBC Bank USA)	3.80	8/7/07	13,000,000a	13,000,000
Delaware Economic Development Authority, Revenue (Connections
CSP Project) (LOC; Mercantile-Safe Deposit and Trust Company)	3.66	8/7/07	7,035,000	7,035,000
District of Columbia—.9%
District of Columbia, Revenue, CP (National Academy of Science)
(Insured; AMBAC and Liquidity Facility; Bank of America)	3.75	10/11/07	11,500,000	11,500,000
Puttable Floating Option Tax Exempt Receipts (District of Columbia, GO)
(Insured; AMBAC and Liquidity Facility; Bayerische Landesbank)	3.68	8/7/07	8,330,000a,b	8,330,000
Puttable Floating Option Tax Exempt Receipts (District of Columbia, GO)
(Insured; FGIC and Liquidity Facility; Merrill Lynch Capital Services)	3.68	8/7/07	13,000,000a,b	13,000,000
Florida—6.6%
ABN-AMRO Munitops Certificates Trust (Florida State Board of Education
Public Education Capital Outlay) (Insured; AMBAC and ABN-AMRO)	3.66	8/7/07	3,650,000a	3,650,000
ABN-AMRO Munitops Certificates Trust (Port Saint Lucie,
Utility System Revenue) (Insured; MBIA and LOC; ABN-AMRO)	3.66	8/7/07	3,500,000a	3,500,000
Alachua County Health Facilities Authority,
Continuing Care Retirement Community Revenue (Oak Hammock
at the University of Florida Project) (LOC; BNP Paribas)	3.70	8/1/07	8,000,000a	8,000,000
Broward County, Sales Tax Revenue, CP
(Liquidity Facility; Dexia Credit Locale)	3.70	8/20/07	8,610,000	8,610,000
Broward County, Sales Tax Revenue, CP
(Liquidity Facility; Dexia Credit Locale)	3.73	10/5/07	10,000,000	10,000,000
Broward County, Sales Tax Revenue, CP
(Liquidity Facility; Dexia Credit Locale)	3.78	10/5/07	8,497,000	8,497,000
Broward County Health Facilities Authority, Revenue,
Refunding (John Knox Village of Florida, Inc. Project)
(Insured; Radian Bank and Liquidity Facility; SunTrust Bank)	3.79	8/1/07	3,600,000a	3,600,000
Dade County Industrial Development Authority, PCR,
Refunding (Florida Power and Light Company Project)	3.73	8/1/07	2,100,000a	2,100,000
Florida, State Board of Education, Public Education Capital Outlay
(Putters Program) (Liquidity Facility; JPMorgan Chase Bank)	3.67	8/7/07	16,000,000a,b	16,000,000
Florida, State Board of Education, Public Education
Capital Outlay, GO Notes (LOC; Citibank NA)	3.67	8/7/07	5,945,000	5,945,000
Florida Housing Finance Corporation, MFHR, Refunding
(Charleston Landings Apartments) (Liquidity Facility; FHLMC)	3.63	8/7/07	6,750,000a	6,750,000
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue	5.00	7/1/08	15,500,000	15,671,851

The Funds 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Florida (continued)
Florida Municipal Power Agency, Revenue, Refunding
(Stanton Project) (Insured; MBIA and LOC; Wachovia Bank)	3.60	8/1/07	1,000,000a	1,000,000
Halifax Hospital Medical Center, Health Care Facilities Revenue
(Florida Health Care Plan, Inc. Project) (LOC; Bank of America)	3.62	8/1/07	1,200,000a	1,200,000
Highlands County Health Facilities Authority, HR
(Adventist Health System/Sunbelt Obligated Group)	3.64	8/7/07	7,000,000a	7,000,000
Jacksonville, PCR, Refunding (Florida Power and Light Company Project)	3.73	8/1/07	23,100,000a	23,100,000
Jacksonville Economic Development Commission,
Health Care Facilities Revenue (Florida Proton Therapy
Institute Project) (LOC: Fortis Bank and JPMorgan Chase Bank)	3.63	8/7/07	2,000,000a	2,000,000
Marion County Hospital District, Health System Improvement
Revenue (Munroe Regional Health System) (LOC; Amsouth Bank)	3.64	8/1/07	7,235,000a	7,235,000
Martin County, PCR, Refunding
(Florida Power and Light Company Project)	3.73	8/1/07	20,000,000a	20,000,000
Orange County Health Facilities Authority,
Revenue, CP (LOC; SunTrust Bank)	3.75	9/13/07	10,900,000	10,900,000
Orange County Housing Finance Authority, MFHR, Refunding
(Heather Glen Apartments) (Insured; FNMA and Liquidity Facility; FNMA)	3.64	8/7/07	1,800,000a	1,800,000
Palm Beach County Educational Facilities Authority,
Educational Facilities Revenue (Palm Beach Atlantic
College, Inc. Project) (LOC; Bank of America)	3.64	8/7/07	11,000,000a	11,000,000
Polk County School Board, COP (Master Lease Purchase Agreement)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.61	8/7/07	2,000,000a	2,000,000
Port Orange, Revenue (Palmer College of Chiropractic
Florida Project) (LOC; ABN-AMRO)	3.63	8/7/07	4,500,000a	4,500,000
Sunshine State Governmental Financing Commission, Revenue
(Governmental Financing Program) (Insured;
AMBAC and Liquidity Facility; Dexia Credit Locale)	3.74	8/1/07	6,130,000a	6,130,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; DEPFA Bank PLC)	3.74	9/12/07	14,890,000	14,890,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; DEPFA Bank PLC)	3.79	9/12/07	10,000,000	10,000,000
Tampa, Educational Facilities Revenue (Trinity School
for Children Project) (LOC; Regions Bank)	3.64	8/7/07	4,980,000a	4,980,000
Volusia County Educational Facilities Authority, Educational Facilities
Revenue, Refunding (Embry-Riddle Aeronautical University, Inc. Project)
(Insured; Radian Bank and Liquidity Facility; Citibank NA)	3.68	8/7/07	8,790,000a,b	8,790,000
Georgia—5.4%
Atlanta, Airport General Revenue, Refunding
(Hartsfield International Airport) (Insured; MBIA
and Liquidity Facility; Bayerische Landesbank)	3.64	8/7/07	65,330,000a	65,330,000
Atlanta, Water and Wastewater Revenue (Putters Program)
(Insured; FSA and Liquidity Facility; PNC Bank)	3.65	8/7/07	23,955,000a,b	23,955,000
Cobb County, GO Notes, TAN	4.00	12/31/07	15,000,000	15,020,930
DeKalb County Housing Authority, MFHR, Refunding
(Wood Hills Apartment Project) (LOC; Bank of America)	3.65	8/1/07	4,200,000a	4,200,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Georgia (continued)
Fulton County Housing Authority, MFHR (Liquidity Facility; Merrill
Lynch Capital Services and LOC; Merrill Lynch Capital Services)	3.70	8/7/07	25,365,000a,b	25,365,000
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Revenue, CP (LOC; Dexia Credit Locale)	3.80	8/13/07	12,500,000	12,500,000
Municipal Electric Authority of Georgia, CP (LOC: Bayerische
Landesbank, Wachovia Bank and Westdeutsche Landesbank)	3.72	8/13/07	11,955,000	11,955,000
Municipal Electric Authority of Georgia, CP (LOC; JPMorgan Chase Bank)	3.73	9/7/07	20,000,000	20,000,000
Private Colleges and University Authority, CP (Emory University Project)	3.70	9/12/07	10,000,000	10,000,000
Hawaii—.4%
Hawaii Department of Budget and Finance, Special Purpose
Revenue (Hawaii Pacific Health Obligated Group) (Insured;
Radian Bank and Liquidity Facility; Bank of Nova Scotia)	3.75	8/7/07	14,500,000a	14,500,000
Idaho—.7%
Idaho Health Facilities Authority, Revenue
(Saint Luke’s Regional Medical Center Project)
(Insured; FSA and Liquidity Facility; Bank of Montreal)	3.67	8/1/07	18,600,000a	18,600,000
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue (Albertson College of Idaho Project) (LOC; Key Bank)	3.64	8/7/07	4,070,000a	4,070,000
Illinois—2.0%
Channahon, Revenue (Morris Hospital) (LOC; U.S Bank NA)	3.62	8/7/07	2,000,000a	2,000,000
Chicago O’Hare International Airport, General Airport Third Lien
Revenue (Insured; FGIC and Liquidity Facility; PB Finance Inc.)	3.68	8/7/07	5,105,000a,b	5,105,000
Chicago O’Hare International Airport, Revenue,
CP (LOC: Dexia Credit Locale, Fortis Bank, Societe
Generale and State Street Bank and Trust Co.)	3.73	11/14/07	7,500,000	7,500,000
DuQuoin, Industrial Improvement Revenue, Refunding
(Marshall Browning Hospital Project) (LOC; Comerica Bank)	3.66	8/7/07	10,250,000a	10,250,000
Illinois, GO	3.63	8/1/07	2,500,000a	2,500,000
Illinois Educational Facilities Authority, Revenue, CP
(Pooled Finance Program) (LOC; Northern Trust Company)	3.73	9/12/07	15,000,000	15,000,000
Puttable Floating Option Tax Exempt Receipts (Kane County
Forest Preserve District, GO) (Insured; FGIC and
Liquidity Facility; Merrill Lynch Capital Services)	3.68	8/7/07	27,425,000a,b	27,425,000
Indiana—2.1%
Indiana Health and Educational Facility Financing Authority, HR
(Harrison County Hospital Project) (LOC; JPMorgan Chase Bank)	3.70	8/1/07	30,000,000a	30,000,000
Indiana Health Facility Financing Authority, Revenue
(Ascension Health Subordinate Credit Group)	5.00	11/1/07	3,200,000	3,210,286
Indianapolis Local Public Improvement Bond Bank, Notes	4.25	1/8/08	20,850,000	20,893,796
Merrillville Community School Corporation, Temporary Loan Warrants	4.00	12/31/07	20,000,000	20,032,122
Iowa—.5%
Iowa Finance Authority, Health Facilities Revenue
(Care Initiatives Project) (LOC; KBC Bank)	3.75	8/1/07	5,000,000a	5,000,000
Iowa Higher Education Loan Authority, Private College Facility
Revenue (Loras College Project) (LOC; ABN-AMRO)	3.70	8/1/07	1,000,000a	1,000,000

The Funds 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Iowa (continued)
Tobacco Settlement Authority of Iowa, Tobacco Settlement
Asset-Backed Bonds (Liquidity Facility; Citibank NA
and LOC; Citigroup Global Market Holdings)	3.68	8/7/07	11,810,000a,b	11,810,000
Kansas—.8%
Kansas Department of Transportation, Highway Revenue
(Liquidity Facility; DEPFA Bank PLC)	3.59	8/7/07	27,180,000a	27,180,000
Kentucky—.8%
Fort Mitchell, Kentucky League of Cities Funding Trust, LR
(Trust Lease Program) (LOC; U.S. Bank NA)	3.67	8/7/07	8,000,000a	8,000,000
Madisonville, HR (Trover Clinic Foundation, Inc.) (Insured; Assured
Guaranty and Liquidity Facility; JPMorgan Chase Bank)	3.65	8/7/07	19,250,000a	19,250,000
Richmond, Lease Program Revenue (Kentucky League
of Cities Funding Trust) (LOC; U.S. Bank NA)	3.67	8/7/07	2,000,000a	2,000,000
Louisiana—3.0%
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue (Putters Program) (Insured;
AMBAC and Liquidity Facility; JPMorgan Chase Bank)	3.67	8/7/07	27,735,000a,b	27,735,000
Louisiana Municipal Natural Gas Purchasing and Distribution Authority,
Revenue (Putters Program) (Gas Project Number 1) (Liquidity Facility;
JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	3.67	8/7/07	29,000,000a,b	29,000,000
Louisiana Public Facilities Authority, HR (Touro
Infirmary Project) (Liquidity Facility; Merrill Lynch)	3.69	8/7/07	34,045,000a,b	34,045,000
Plaquemines Port Harbor and Terminal District, Port
Facility Revenue (Chevron Pipe Line Company Project)	3.85	9/1/08	4,895,000	4,893,283
Tobacco Settlement Financing Corporation of Louisiana, Tobacco
Settlement Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.70	8/7/07	9,115,000a,b	9,115,000
Maryland—.1%
Frederick County, Revenue, Refunding (Manekin-
Frederick Associates Facility) (LOC; M&T Bank)	3.73	8/7/07	2,700,000a	2,700,000
Maryland Economic Development Corporation, Revenue
(Legal Aid Bureau Inc. Facility) (LOC; M&T Bank)	3.68	8/7/07	2,355,000a	2,355,000
Massachusetts—3.9%
Massachusetts Development Finance Agency, Revenue
(Carleton-Willard Village) (LOC; Bank of America)	3.60	8/7/07	9,110,000a	9,110,000
Massachusetts Development Finance Agency, Revenue
(Lesley University Issue) (LOC; Bank of America)	3.67	8/7/07	7,200,000a	7,200,000
Massachusetts Development Finance Agency, Revenue
(Northfield Mount Hermon School Issue) (Insured; Radian
Bank and Liquidity Facility; Bank of America)	3.70	8/7/07	15,000,000a	15,000,000
Massachusetts Development Finance Agency, Revenue
(Suffolk University Issue) (Insured; Radian Bank and Liquidity
Facility: Bank of America and State Street Bank and Trust Co.)	3.70	8/7/07	31,900,000a	31,900,000
Massachusetts Development Finance Agency, Revenue
(Wentworth Institute of Technology, Inc. Issue)
(Insured; Radian Bank and Liquidity Facility; Bank of America)	3.70	8/7/07	17,900,000a	17,900,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Massachusetts (continued)
Massachusetts Health and Educational Facilities Authority,
Revenue (Cape Cod Healthcare Obligated Group Issue) (Insured;
Assured Guaranty and Liquidity Facility; Bank of America)	3.65	8/7/07	20,000,000a	20,000,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)
(Liquidity Facility; Bank of America)	3.61	8/7/07	33,800,000a	33,800,000
Michigan—6.3%
Detroit, TAN (LOC; Bank of Nova Scotia)	4.50	3/1/08	45,100,000	45,302,497
Detroit, Water Supply System Revenue (Merlots Program)
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	3.68	8/7/07	12,765,000a,b	12,765,000
Detroit Downtown Development Authority, LR, Refunding
(Millender Center Project) (LOC; HSBC Bank USA)	3.85	8/7/07	17,200,000a	17,200,000
Eastern Michigan University Board of Regents, General Revenue,
Refunding (Insured; XLCA and Liquidity Facility; Dexia Credit Locale)	3.70	8/1/07	5,000,000a	5,000,000
Marquette County Economic Development Corporation, LOR
(Bell Memorial Hospital Project) (LOC; Charter One Bank)	3.66	8/7/07	32,285,000a	32,285,000
Michigan, GO Notes (LOC; DEPFA Bank PLC)	4.25	9/28/07	40,000,000	40,041,740
Michigan Higher Education Facilities Authority, Revenue,
Refunding (Walsh College Project) (LOC; Commerce Bank)	3.66	8/7/07	9,535,000a	9,535,000
Michigan Hospital Finance Authority, Revenue (Healthcare
Equipment Loan Program) (LOC; Fifth Third Bank)	3.67	8/7/07	10,000,000a	10,000,000
Michigan Hospital Finance Authority, Revenue (Healthcare
Equipment Loan Program) (LOC; Fifth Third Bank)	3.67	8/7/07	15,000,000a	15,000,000
Michigan Hospital Finance Authority, Revenue (Healthcare
Equipment Loan Program) (LOC; Fifth Third Bank)	3.67	8/7/07	5,200,000a	5,200,000
University of Michigan, CP	3.69	10/1/07	15,635,000	15,635,000
Waterford Township Economic Development Corporation, LOR,
Refunding (Canterbury Health Care Inc. Project) (LOC; KBC Bank)	3.66	8/7/07	10,815,000a	10,815,000
Minnesota—2.1%
Mankato, Revenue (Bethany Lutheran College, Inc.
Project) (LOC; Wells Fargo Bank)	3.70	8/1/07	3,810,000a	3,810,000
Minneapolis—Saint Paul Metropolitan Airports Commission,
Airport Revenue, Refunding (Insured; FGIC
and Liquidity Facility; Goldman Sachs Group)	3.66	8/7/07	26,335,000a,b	26,335,000
Puttable Floating Option Tax Exempt Receipts (Saint Paul Port Authority,
MFHR (Burlington Apartments Project)) (Liquidity Facility; Merrill
Lynch Capital Services and LOC; Merrill Lynch Capital Services)	3.71	8/7/07	5,000,000a,b	5,000,000
Rochester, Health Care Facilities Revenue CP (Mayo Foundation)	3.73	10/11/07	30,000,000	30,000,000
Rochester, Health Care Facilities Revenue, CP (Mayo Foundation)	3.77	10/11/07	3,000,000	3,000,000
Rochester, Health Care Facilities Revenue, CP
(Mayo Foundation) (Liquidity Facility; Wells Fargo Bank)	3.77	10/11/07	5,000,000	5,000,000
Mississippi—1.1%
Mississippi Business Finance Corporation, Health Care Facilities
Revenue (Rush Medical Foundation Project) (LOC; Regions Bank)	3.65	8/7/07	25,000,000a	25,000,000

The Funds 45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Mississippi (continued)
Mississippi Business Finance Corporation, Revenue (Outback 98
West CC, LLC Project) (LOC; First Tennessee Bank N.A.)	3.64	8/7/07	5,600,000a	5,600,000
Mississippi Development Bank, Special Obligation Revenue,
Refunding (MSLoan Program-DeSoto County Convention Center
Project) (Insured; AMBAC and Liquidity Facility; Dexia Credit Locale)	3.64	8/7/07	6,560,000a	6,560,000
Missouri—.1%
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (SSM Health Care) (Insured; FSA and Liquidity Facility; UBS AG)	3.66	8/1/07	1,900,000q	1,900,000
Nebraska—.9%
Nebhelp Inc., Revenue (Insured; MBIA and Liquidity
Facility; Lloyds TSB Bank PLC)	3.68	8/7/07	11,780,000a	11,780,000
Nebraska Educational Finance Authority, Revenue
(Creighton University Project) (Insured; AMBAC and
Liquidity Facility; JPMorgan Chase Bank)	3.70	8/1/07	2,200,000a	2,200,000
Scotts Bluff County Hospital Authority Number 1, Revenue,
Refunding (Regional West Medical Center) (Insured;
Radian and Liquidity Facility; Key Bank)	3.67	8/7/07	16,960,000a	16,960,000
Nevada—.2%
Clark County School District, GO Notes (Putters Program)
(Insured; FSA and Liquidity Facility; PB Capital Finance)	3.67	8/7/07	6,920,000a,b	6,920,000
New Hampshire—.3%
New Hampshire Health and Education Facilities Authority, HR
(Catholic Medical Center Issue) (LOC; Citizens Bank of Massachusetts)	3.63	8/7/07	9,235,000a	9,235,000
New York—3.0%
New York City Transitional Finance Authority, Future Tax Secured
Revenue (Liquidity Facility; Westdeutsche Landesbank)	3.58	8/7/07	54,800,000a	54,800,000
New York City Transitional Finance Authority, Revenue (New York
City Recovery) (Liquidity Facility; Royal Bank of Canada)	3.66	8/1/07	400,000a	400,000
New York City Transitional Finance Authority, Revenue (New York
City Recovery) (Liquidity Facility; Societe Generale)	3.50	8/7/07	3,800,000a	3,800,000
New York State Urban Development Corporation, COP (James A. Farley
Post Office Project) (Liquidity Facility; Citigroup and LOC; Citigroup	3.68	8/7/07	16,075,000a,b	16,075,000
Tobacco Settlement Financing Corporation of New York,
Asset Backed Revenue Bonds (State Contingency Contract
Secured) (Liquidity Facility; DEPFA Bank PLC)	3.66	8/7/07	17,495,000a,b	17,495,000
Tobacco Settlement Financing Corporation of New York,
Revenue (Liquidity Facility: Landesbank Hessen-
Thuringen Girozentrale and Merrill Lynch)	3.66	8/7/07	10,000,000a,b	10,000,000
North Carolina—.1%
North Carolina Medical Care Commission, HR (Duke
University Hospital Project) (LOC; Wachovia Bank)	3.61	8/7/07	2,000,000a	2,000,000
Ohio—3.8%
Akron Bath Copley Joint Township Hospital District,
Health Care Facilities Revenue (Sumner Project) (LOC; KBC Bank)	3.64	8/7/07	5,300,000a	5,300,000
Cincinnati School District, GO Notes (Putters Program)
(Insured; FSA and Liquidity Facility; PB Capital Finance)	3.67	8/7/07	6,825,000a,b	6,825,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Ohio (continued)
Clark County, Health Care Facilities Revenue (The Ohio Masonic Home
Project) (Insured; AMBAC and Liquidity Facility; JPMorgan Chase Bank)	3.65	8/7/07	10,530,000a	10,530,000
Cleveland-Cuyahoga County Port Authority, Development Revenue,
Refunding (Judson Project) (LOC; National City Bank)	3.66	8/7/07	11,320,000a	11,320,000
Franklin County, Health Care Facilities Refunding and Improvement
Revenue (Ohio Presbyterian Retirement Services) (Insured;
Radian Group and Liquidity Facility; National City Bank)	3.65	8/7/07	16,000,000a	16,000,000
Franklin County, Health Care Facilities Revenue
(Creekside at the Village Project) (LOC; Key Bank)	3.64	8/7/07	7,250,000a	7,250,000
Hamilton County, Hospital Facilities Revenue
(Christ Hospital) (Insured; FSA and Liquidity
Facility; Svenska Handelsbanken)	3.70	8/7/07	44,560,000a,b	44,560,000
Jackson, Hospital Facilities Revenue, Refunding
(Holzer Consolidated Health Systems Obligated
Group) (Insured; Radian Group and Liquidity
Facility; JPMorgan Chase Bank)	3.67	8/7/07	5,785,000a	5,785,000
Ohio Higher Education Facility, Revenue
(Ashland University Project) (LOC; Key Bank)	3.66	8/7/07	4,600,000a	4,600,000
University of Toledo, General Receipts (Insured;
FGIC and Liquidity Facility; U.S. Bank NA)	3.70	8/1/07	18,975,000a	18,975,000
Oklahoma—1.1%
Oklahoma Industries Authority, Revenue
(Obligated Group consisting of INTEGRIS Baptist
Medical Center, Inc., INTEGRIS Rural Health,
Inc. and INTEGRIS South Oklahoma City Hospital Corp.)
(Insured; MBIA and Liquidity Facility; JPMorgan Chase Bank)	3.70	8/1/07	15,850,000a	15,850,000
Oklahoma Water Resources Board, State Loan Program
Revenue (Liquidity Facility; Bank of America)	3.70	10/1/07	5,000,000	5,000,000
Oklahoma Water Resources Board, State Loan Program
Revenue (Liquidity Facility; State Street Bank and Trust Co.)	3.70	10/1/07	3,000,000	3,000,000
Tulsa County Industrial Authority, Capital Improvements
Revenue (Liquidity Facility; Bank of America)	3.70	11/15/07	15,000,000	15,000,000
Oregon—.6%
Oregon, Homeowner Revenue (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale and LOC; Trinity Funding Group)	3.69	8/7/07	7,220,000a,b	7,220,000
Salem Hospital Facility Authority, Revenue
(Capital Manor, Inc. Project) (LOC; Bank of America)	3.66	8/7/07	5,670,000a	5,670,000
Salem Hospital Facility Authority, Revenue, Refunding
(Capital Manor, Inc. Project) (LOC; Bank of America)	3.66	8/7/07	8,970,000a	8,970,000
Pennsylvania—14.4%
Allegheny County Hospital Development Authority, Health
Center Revenue, Refunding (Presbyterian University Health
System, Inc. Project) (Insured; MBIA and Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	3.66	8/7/07	16,255,000a,b	16,255,000
Bethlehem Area School District, GO Notes
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.64	8/7/07	54,990,000a	54,990,000

The Funds 47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Pennsylvania (continued)
Chester County Industrial Development Authority, Student
Housing Revenue (University Student Housing LLC Project
at West Chester University) (LOC; Citizens Bank of Pennsylvania)	3.66	8/7/07	4,000,000a	4,000,000
Chestnut Ridge School District, GO (Insured; FSA
and Liquidity Facility; Dexia Credit Locale)	3.64	8/7/07	10,875,000a	10,875,000
Dauphin County General Authority, Revenue (Insured;
FSA and Liquidity Facility: Bank of Nova Scotia and KBC Bank)	3.64	8/7/07	10,100,000a	10,100,000
Dauphin County General Authority, Revenue (Insured;
FSA and Liquidity Facility: Bank of Nova Scotia and KBC Bank)	3.64	8/7/07	13,955,000a	13,955,000
Dauphin County General Authority, Revenue
(School District Pooled Financing Program II)
(Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	3.64	8/7/07	90,465,000a	90,465,000
Deutsche Bank Spears/Lifers Trust (Philadelphia, Gas Works
Revenue) (Insured; AMBAC and Liquidity Facility; Deutsche Bank AG)	3.67	8/7/07	4,975,000a,b	4,975,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Bank)	3.66	8/7/07	10,045,000a	10,045,000
Emmaus General Authority (Pennsylvania Variable Rate Loan
Program) (Insured; FSA and Liquidity Facility; Wachovia Bank)	3.63	8/7/07	16,480,000a	16,480,000
Emmaus General Authority, Local Government
Revenue (GIC; Goldman Sachs and Co.)	3.66	8/7/07	10,000,000a	10,000,000
Emmaus General Authority, Local Government
Revenue (GIC; Goldman Sachs and Co.)	3.66	8/7/07	11,300,000a	11,300,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.67	8/7/07	7,900,000a	7,900,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.67	8/7/07	8,000,000a	8,000,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.67	8/7/07	2,000,000a	2,000,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.67	8/7/07	10,600,000a	10,600,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.67	8/7/07	7,800,000a	7,800,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.67	8/7/07	13,000,000a	13,000,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.67	8/7/07	4,000,000a	4,000,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.67	8/7/07	11,900,000a	11,900,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.67	8/7/07	7,500,000a	7,500,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.67	8/7/07	12,400,000a	12,400,000
Harrisburg Authority, School Revenue (The School District
of the City of Harrisburg Project) (Insured; AMBAC
and Liquidity Facility; Westdeutshe Landesbank)	3.61	8/7/07	27,865,000a	27,865,000
Harrisburg Authority, Water Revenue, Refunding
(Insured; FGIC and Liquidity Facility; FGIC)	3.66	8/7/07	14,405,000a	14,405,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Pennsylvania (continued)
Lancaster County, GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank of Canada)	3.64	8/7/07	19,615,000a	19,615,000
Lancaster County Hospital Authority, Health Center Revenue
(Luthercare Project) (LOC; M&T Bank)	3.66	8/7/07	13,680,000a	13,680,000
Lebanon County Health Facilities Authority, Revenue (Cornwall Manor
Project) (Insured; Radian Bank and Liquidity Facility; Bank of America)	3.67	8/7/07	5,305,000a	5,305,000
Pennsylvania Higher Educational Facilities Authority, Student Housing
Revenue (Washington and Jefferson Development Corporation—
Washington and Jefferson College Project) (LOC; Unicredito Italiano SPA)	3.64	8/7/07	8,000,000a	8,000,000
Schuylkill County, GO Notes (Insured; AMBAC
and Liquidity Facility; Wachovia Bank)	3.66	8/7/07	6,420,000a	6,420,000
Spring Grove Area School District, GO Notes (Insured; FSA
and Liquidity Facility; Dexia Credit Locale)	3.64	8/7/07	17,340,000a	17,340,000
Spring Grove Area School District, GO Notes (Insured;
FSA and Liquidity Facility; Dexia Credit Locale)	3.64	8/7/07	19,995,000a	19,995,000
West Cornwall Township Municipal Authority, GO Notes,
Refunding (Bethlehem Area School District Project)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.64	8/7/07	28,500,000a	28,500,000
West Cornwall Township Municipal Authority, Revenue
(Pennsylvania General Government Loan Program)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.64	8/7/07	3,357,000a	3,357,000
South Carolina—1.3%
Piedmont Municipal Power Agency, Electric Revenue,
Refunding (Insured; FGIC and LOC; Dexia Credit Locale)	3.63	8/7/07	13,150,000a	13,150,000
Piedmont Municipal Power Agency, Electric Revenue,
Refunding (Insured; MBIA and Liquidity Facility; Dexia Credit Locale)	3.63	8/7/07	5,800,000a	5,800,000
Puttable Floating Option Tax Exempt Receipts
(South Carolina Jobs-Economic Development Authority,
Hospital Improvement Revenue (Palmetto Health)) (Liquidity
Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.69	8/7/07	19,000,000a,b	19,000,000
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue, Refunding (The Episcopal Church Home)
(Insured; Radian Bank and Liquidity Facility; Wachovia Bank)	3.65	8/7/07	6,735,000a	6,735,000
South Dakota—.1%
South Dakota Housing Development Authority, SFMR
(Liquidity Facility; Merrill Lynch Capital Services
and LOC; Pallas Capital Corporation)	3.69	8/7/07	4,805,000a,b	4,805,000
Tennessee—7.7%
Blount County Public Building Authority, Local
Government Public Improvement Revenue (Insured;
AMBAC and Liquidity Facility; Regions Bank)	3.64	8/7/07	3,405,000a	3,405,000
Blount County Public Building Authority, Local
Government Public Improvement Revenue (Insured;
AMBAC and Liquidity Facility; Regions Bank)	3.64	8/7/07	5,000,000a	5,000,000
Blount County Public Building Authority, Local
Government Public Improvement Revenue (Insured;
AMBAC and Liquidity Facility; Regions Bank)	3.64	8/7/07	6,500,000a	6,500,000

The Funds 49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Tennessee (continued)
Claiborne County Industrial Development Board, Revenue
(Lincoln Memorial University Project) (LOC; Amsouth Bank)	3.65	8/7/07	9,000,000a	9,000,000
Knoxville, Wastewater Systems Revenue (Putters Program)
(Insured; MBIA and Liquidity Facility; PB Finance Inc.)	3.67	8/7/07	8,070,000a,b	8,070,000
Metropolitan Government of Nashville and Davidson
County, CP (Liquidity Facility: California Public Employees
Retirement System, California Teachers Retirement
System and State Street Bank and Trust Co.)	3.72	10/9/07	15,000,000	15,000,000
Municipal Energy Acquisition Corporation, Gas Revenue
(Putters Program) (Liquidity Facility; JPMorgan Chase
Bank and LOC; JPMorgan Chase Bank)	3.67	8/7/07	13,375,000a,b	13,375,000
Sevier County Public Building Authority,
Local Government Public Improvement Revenue
(Insured; AMBAC and Liquidity Facility; DEPFA Bank PLC)	3.72	8/1/07	12,000,000a	12,000,000
Sevier County Public Building Authority,
Local Government Public Improvement Revenue
(Insured; AMBAC and Liquidity Facility; JPMorgan Chase Bank)	3.72	8/1/07	2,955,000a	2,955,000
Sevier County Public Building Authority,
Local Government Public Improvement Revenue
(Insured; AMBAC and Liquidity Facility; KBC Bank)	3.64	8/7/07	6,635,000a	6,635,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (Insured; AMBAC and
Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	3.64	8/7/07	7,015,000a	7,015,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (Insured; AMBAC and
Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	3.64	8/7/07	10,000,000a	10,000,000
Tennergy Corporation, Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	3.67	8/7/07	22,500,000a,b	22,500,000
Tennergy Corporation, Gas Revenue
(Putters Program) (LOC; BNP Paribas)	3.67	8/7/07	83,455,000a,b	83,455,000
Tennessee Energy Acquisition Corporation, Gas Project Revenue
(Liquidity Facility; Deutsche Bank AG and LOC; Goldman Sachs Group)	3.69	8/7/07	10,845,000a,b	10,845,000
Tennessee Energy Acquisition Corporation, Gas Project Revenue
(Liquidity Facility; Goldman Sachs Group and LOC; Goldman Sachs Group)	3.66	8/7/07	50,000,000a,b	50,000,000
Texas—12.8%
ABN AMRO Munitops Certificates Trust (Comal
Independent School District) (Liquidity Facility; ABN-AMRO
and LOC; Texas Permanent School Fund Guarantee Program)	3.67	8/7/07	13,450,000a,b	13,450,000
ABN AMRO Munitops Certificates Trust
(Tarrant Regional Water District, Water Revenue)
(Insured; FGIC and Liquidity Facility; ABN-AMRO)	3.67	8/7/07	11,460,000a,b	11,460,000
Dallas, Waterworks and Sewer System Revenue,
CP (Liquidity Facility; Bank of America)	3.74	12/6/07	45,161,000	45,161,000
Dallas Area Rapid Transit, Transportation Revenue (Merlots Program)
(Insured: AMBAC and FGIC and Liquidity Facility; Wachovia Bank)	3.68	8/7/07	24,050,000a,b	24,050,000
Deutsche Bank Spears/Lifers Trust (Bullard Independent School
District, Unlimited Tax School Building Bonds) (Liquidity Facility;
Deutsche Bank, AG and LOC; Permanent School Fund Guarantee Program)	3.68	8/7/07	3,000,000a,b	3,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Texas (continued)
Deutsche Bank Spears/Lifers Trust (Houston,
Combined Utility System First Lien Revenue)
(Insured; FGIC and Liquidity Facility; Deutsche Bank AG)	3.68	8/7/07	4,965,000a,b	4,965,000
Harris County, GO Notes, TAN	4.50	2/29/08	30,000,000	30,144,257
Harris County Health Facilities Development Corporation,
Revenue (The Methodist Hospital System)	3.60	8/7/07	10,000,000a	10,000,000
Harris County Health Facilities Development Corporation,
Special Facilities Revenue (Texas Medical Center Project)
(Insured; MBIA and Liquidity Facility; JPMorgan Chase Bank)	3.70	8/1/07	14,500,000a	14,500,000
Harris County Metropolitan Transit Authority, Sales and
Use Tax Revenue, CP (LOC; DEPFA Bank PLC)	3.70	8/15/07	20,000,000	20,000,000
Houston, CP (Liquidity Facility; DEPFA Bank PLC)	3.72	11/14/07	25,000,000	25,000,000
Houston, CP (Liquidity Facility; DEPFA Bank PLC)	3.72	11/15/07	25,000,000	25,000,000
Hunt Memorial Hospital District, GO Notes (Insured;
XLCA and Liquidity Facility; JPMorgan Chase Bank)	3.67	8/7/07	6,200,000a	6,200,000
Macon Trust Various States (Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue) (Insured;
AMBAC and Liquidity Facility; Bank of America)	3.67	8/7/07	4,305,000a,b	4,305,000
Macon Trust Various States (Matagorda County Navigation District
Number One, PCR, Refunding (AEP Texas Central Company Project))
(Insured; AMBAC and Liquidity Facility; Bank of America)	3.67	8/7/07	12,000,000a,b	12,000,000
Puttable Floating Option Tax Receipts (Texas Municipal Gas Acquisition
and Supply Corporation II, Gas Supply Revenue) (Liquidity Facility;
Merrill Lynch Capital Services and LOC; JPMorgan Chase Bank)	3.71	8/7/07	20,000,000a,b	20,000,000
Richardson Independent School District, Unlimited Tax
School Building Bonds (LOC: DEPFA Bank PLC
and Permanent School Fund Guarantee Program)	3.62	8/7/07	1,085,000a	1,085,000
San Antonio, Water Revenue (Merlots Program)
(Liquidity Facility; Wachovia Bank)	3.68	8/7/07	10,000,000a,b	10,000,000
Spring Independent School District, Schoolhouse (Insured;
FSA and Liquidity Facility; Dexia Credit Locale)	3.75	8/15/07	5,000,000	5,000,000
Texas, TRAN	4.50	8/31/07	34,000,000	34,021,038
Texas Municipal Gas Acquisition and Supply Corporation I,
Gas Supply Revenue (Liquidity Facility; Merrill Lynch
Capital Services and LOC; Merrill Lynch)	3.68	8/7/07	5,325,000a,b	5,325,000
Texas Municipal Gas Acquisition and Supply Corporation I,
Gas Supply Revenue (Liquidity Facility; Merrill Lynch
Capital Services and LOC; Merrill Lynch)	3.70	8/7/07	19,805,000a,b	19,805,000
Texas Municipal Gas Acquisition and Supply Corporation I,
Gas Supply Revenue (Liquidity Facility; Morgan Stanley Bank)	3.66	8/7/07	12,745,000a,b	12,745,000
Texas Municipal Power Agency, Revenue, CP (Liquidity Facility:
Bank of America and Bayerische Landesbank)	3.70	10/9/07	51,220,000	51,220,000
Texas Public Finance Authority, Revenue, CP	3.72	8/6/07	11,900,000	11,900,000
Texas Transportation Commission, State Highway Fund First Tier
Revenue (Liquidity Facility; Banco Bilboa Vizcaya ARG)	3.62	8/7/07	2,500,000a	2,500,000
Texas Transportation Commission, State Highway Fund First Tier
Revenue (Putters Program) (Liquidity Facility; JPMorgan Chase Bank)	3.67	8/7/07	19,925,000a,b	19,925,000

The Funds 51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Utah—1.8%
Emery County, PCR, Refunding (PacifiCorp Projects) (Insured;
AMBAC and Liquidity Facility; Bank of Nova Scotia)	3.70	8/1/07	1,050,000a	1,050,000
Murray City, HR (IHC Health Services Inc.)	3.58	8/7/07	30,000,000a	30,000,000
Murray City, HR (IHC Health Services Inc.)	3.60	8/7/07	30,000,000a	30,000,000
Vermont—1.0%
University of Vermont and State Agricultural College, CP	3.72	8/9/07	3,015,000	3,015,000
University of Vermont and State Agricultural College, CP	3.70	10/4/07	5,000,000	5,000,000
Vermont Educational and Health Buildings Financing Agency,
HR (Rutland Regional Medical Center Project) (Insured;
Radian Group and Liquidity Facility; TD Banknorth N.A.)	3.70	8/1/07	6,785,000a	6,785,000
Vermont Educational and Health Buildings Financing Agency,
HR (Rutland Regional Medical Center Project) (Insured;
Radian Group and Liquidity Facility; TD Banknorth N.A.)	3.70	8/1/07	19,025,000a	19,025,000
Virginia—1.2%
Alexandria Industrial Development Authority, Revenue
(Institute for Defense Analyses Project) (Insured;
AMBAC and Liquidity Facility; Wachovia Bank)	3.65	8/7/07	13,675,000a	13,675,000
Norfolk Redevelopment and Housing Authority,
First Mortgage Revenue (Fort Norfolk Retirement Community,
Inc.— Harbor’s Edge Project) (LOC; HSH Nordbank AG)	3.64	8/7/07	20,000,000a	20,000,000
Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.66	8/7/07	7,500,000a,b	7,500,000
Washington—1.4%
Energy Northwest, Electric Revenue, Refunding
(Putters Program) (Columbia Generating Station)
(Insured; AMBAC and Liquidity Facility; PB Finance Inc.)	3.67	8/7/07	5,225,000a,b	5,225,000
King County, GO (Insured; FGIC and Liquidity Facility; BP Finance Inc.)	3.67	8/7/07	1,990,000a	1,990,000
Washington, GO Notes (Merlots Program) (Insured:
FGIC and MBIA and Liquidity Facility; Wachovia Bank)	3.68	8/7/07	20,000,000a,b	20,000,000
Washington Health Care Facilities Authority, Revenue
(Seattle Cancer Care Alliance) (LOC; Key Bank)	3.65	8/7/07	4,055,000a	4,055,000
Washington Higher Education Facilities Authority, Revenue,
Refunding (Saint Martins University Project) (LOC; Key Bank)	3.67	8/7/07	9,000,000a	9,000,000
Washington Housing Finance Commission, Nonprofit Housing
Revenue (Mirabella Project) (LOC; HSH Nordbank)	3.71	8/1/07	3,100,000a	3,100,000
Washington Housing Finance Commission, Nonprofit Revenue,
Refunding (Panorama City Project) (LOC; Key Bank)	3.65	8/1/07	4,800,000a	4,800,000
Wisconsin—1.3%
Badger Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds (Liquidity Facility:
Lloyds TSB Bank PLC and Merrill Lynch)	3.67	8/7/07	5,540,000a,b	5,540,000

	Coupon	Maturity	Principal
Dreyfus Tax Exempt Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Revenue
(Gundersen Clinic, Ltd. and Gundersen Lutheran Medical Center, Inc.)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.70	8/1/07	7,500,000a	7,500,000
Wisconsin Health and Educational Facilities Authority,
Revenue (ProHealth Care, Inc. Obligated Group)
(Insured; AMBAC and LOC; Bank One)	3.70	8/1/07	16,350,000a	16,350,000
Wisconsin Health and Educational Facilities Authority,
Revenue (Saint John’s Communities, Inc.) (Insured;
Radian Bank and Liquidity Facility; Marshall and Ilsley Bank)	3.65	8/7/07	5,700,000a	5,700,000
Wisconsin Public Power Inc., Power Supply System Revenue (Putters
Program) (Insured; AMBAC and Liquidity Facility; PB Capital Finance)	3.67	8/7/07	10,325,000a,b	10,325,000
Wyoming—.8%
Natrona County, HR, Refunding (Wyoming Medical Center Project)
(Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	3.63	8/7/07	28,700,000a	28,700,000
U.S. Related—.5%
Puerto Rico Aqueduct and Sewer Authority, Revenue
(Liquidity Facility; Citibank NA and LOC; Citibank NA)	3.67	8/7/07	17,000,000a,b	17,000,000

Total Investments (cost $3,520,192,657)			101.5%	3,520,192,800
Liabilities, Less Cash and Receivables			(1.5%)	(53,420,762)
Net Assets			100.0%	3,466,772,038

See footnotes on page 54.
See notes to financial statements.

The Funds 53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)
						Value (%) †

					Dreyfus	Dreyfus	Dreyfus
					Municipal Cash	New York	Tax Exempt
					Management	Municipal Cash	Cash
Fitch	or	Moody’s	or	Standard & Poor’s	Plus	Management	Management

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	89.7	88.0	96.5
AAA, AA, A [d]		Aaa, Aa, A [d]		AAA, AA, A [d]	4.0	4.3	3.5
Not Rated [e]		Not Rated [e]		Not Rated [e]	6.3	7.7	.0
					100.0	100.0	100.0

† Based on total investments.
[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, Dreyfus Municipal Cash Management Plus amounted to $334,784,870 or 21.5%, Dreyfus New York Municipal Cash Management amounted to $268,285,000 or 33.0%, and Dreyfus Tax Exempt Cash Management amounted to $969,860,000 or 28.0% of net assets.
[c] Purchased on delayed delivery basis.
[d] Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
[e] Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
(amounts in thousands, except Net Asset Value Per Share)

July 31, 2007 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury	Treasury
	Cash	Management	Cash	Prime Cash	Cash	Prime Cash
	Management	Plus	Management	Management	Management	Management

Assets ($):
Investments at value—Note 1(a,b)†	12,752,823	11,659,469	7,974,454	1,829,197	7,378,000	2,082,190
Interest receivable	56,892	50,054	5,758	6,345	1,044	8,663
	12,809,715	11,709,523	7,980,212	1,835,542	7,379,044	2,090,853

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(b)	2,648	2,557	1,671	525	1,747	578
Cash overdraft due to Custodian	37,164	15,124	12,731	474	21,152	4,063
Payable for investment securities purchased	150,000	250,000	—	—	—	—
Payable for shares of Beneficial
Interest/Common Stock redeemed	128	6,986	866	—	3	356
	189,940	274,667	15,268	999	22,902	4,997

Net Assets ($)	12,619,775	11,434,856	7,964,944	1,834,543	7,356,142	2,085,856

Composition of Net Assets ($):
Paid-in capital	12,621,331	11,443,417	7,967,781	1,834,546	7,356,233	2,086,473
Accumulated net realized gain
(loss) on investments	(1,556)	(8,561)	(2,837)	(3)	(91)	(617)

Net Assets ($)	12,619,775	11,434,856	7,964,944	1,834,543	7,356,142	2,085,856

Net Asset Value Per Share
Institutional Shares
Net Assets ($)	10,541,373	7,045,068	6,228,559	918,970	4,934,519	1,168,461
Shares Outstanding	10,542,707	7,051,795	6,230,441	918,972	4,934,578	1,169,018
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Investor Shares
Net Assets ($)	1,472,254	1,502,274	1,040,221	281,321	1,845,653	635,872
Shares Outstanding	1,472,407	1,503,231	1,040,857	281,315	1,845,679	635,944
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Administrative Shares
Net Assets ($)	333,600	1,732,955	408,334	205,866	319,208	67,938
Shares Outstanding	333,643	1,733,418	408,540	205,859	319,210	67,933
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Participant Shares
Net Assets ($)	272,548	1,051,029	287,830	428,386	165,711	213,585
Shares Outstanding	272,574	1,051,444	287,975	428,400	165,715	213,578
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Service Shares
Net Assets ($)	—	63,822	—	—	48,072	—
Shares Outstanding	—	63,822	—	—	48,072	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—

Select Shares
Net Assets ($)	—	39,708	—	—	42,979	—
Shares Outstanding	—	39,708	—	—	42,979	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—

† Investments at cost ($)	12,752,823	11,659,469	7,974,454	1,829,197	7,378,000	2,082,190

[a] Amount includes repurchase agreements of $2,825,000,000, $2,735,000,000, $6,826,000,000 and $7,378,000,000 for Dreyfus Cash Management, Dreyfus Cash Management
Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, respectively, see Note 1(b).
See notes to financial statements.

The Funds 55

STATEMENT OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

July 31, 2007 (Unaudited)

	Dreyfus	Dreyfus	Dreyfus
	Municipal Cash	New York	Tax Exempt
	Management	Municipal Cash	Cash
	Plus	Management	Management

Assets ($):
Investments at value—Note 1(a) †	1,570,073	787,294	3,520,193
Cash	5,298	26,179	—
Receivable for investment securites sold	—	—	46,075
Interest receivable	8,485	5,168	19,911
	1,583,856	818,641	3,586,179

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	283	124	538
Cash overdraft due to Custodian	—	—	3,820
Payable for investment securities purchased	13,566	5,004	114,739
Payable for shares of Beneficial Interest redeemed	15,327	24	310
	29,176	5,152	119,407

Net Assets ($)	1,554,680	813,489	3,466,772

Composition of Net Assets ($):
Paid-in capital	1,554,214	813,406	3,466,748
Accumulated net realized gain (loss) on investments	466	83	24

Net Assets ($)	1,554,680	813,489	3,466,772

Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	1,016,788	498,095	3,033,418
Shares Outstanding	1,016,630	498,039	3,033,455
Net Asset Value Per Share ($)	1.00	1.00	1.00

Investor Shares
Net Assets ($)	201,294	198,081	246,982
Shares Outstanding	201,193	198,062	246,977
Net Asset Value Per Share ($)	1.00	1.00	1.00

Administrative Shares
Net Assets ($)	289,463	84,497	160,501
Shares Outstanding	289,363	84,493	160,466
Net Asset Value Per Share ($)	1.00	1.00	1.00

Participant Shares
Net Assets ($)	47,135	32,816	25,871
Shares Outstanding	47,111	32,816	25,850
Net Asset Value Per Share ($)	1.00	1.00	1.00

† Investments at cost ($)	1,570,073	787,294	3,520,193

See notes to financial statements.

STATEMENT OF OPERATIONS
(amounts in thousands)

Six Months Ended July 31, 2007 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury	Treasury
	Cash	Management	Cash	Prime Cash	Cash	Prime Cash
	Management	Plus	Management	Management	Management	Management

Investment Income ($):
Interest Income	343,915	284,069	172,651	49,778	156,362	52,064
Expenses:
Management fee—Note 2(a)	12,826	10,600	6,508	1,897	5,967	2,094
Distribution fees—Note 2(b)	2,551	4,654	1,856	1,271	2,823	1,365
Total Expenses	15,377	15,254	8,364	3,168	8,790	3,459
Investment Income-Net	328,538	268,815	164,287	46,610	147,572	48,605

Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	—	—	—	(1)	5	9
Net Increase in Net Assets
Resulting from Operations	328,538	268,815	164,287	46,609	147,577	48,614

See notes to financial statements.

The Funds 57

STATEMENT OF OPERATIONS (continued)
(amounts in thousands)

Six Months Ended July 31, 2007 (Unaudited)

	Dreyfus	Dreyfus	Dreyfus
	Municipal Cash	New York	Tax Exempt
	Management	Municipal Cash	Cash
	Plus	Management	Management

Investment Income ($):
Interest Income	25,622	12,037	57,093
Expenses:
Management fee—Note 2(a)	1,370	650	3,100
Distribution fees—Note 2(b)	460	295	507
Total Expenses	1,830	945	3,607
Investment Income—Net	23,792	11,092	53,486

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	466	7	16
Net Increase in Net Assets Resulting from Operations	24,258	11,099	53,502

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(amounts in thousands)

	Dreyfus Cash Management		Dreyfus Cash Management Plus

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2007	January 31,	July 31, 2007	January 31,
	(Unaudited)	2007	(Unaudited)	2007

Operations ($):
Investment income—net	328,538	647,930	268,815	452,144
Net Increase (Decrease) in Net Assets
Resulting from Operations	328,538	647,930	268,815	452,144

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(277,035)	(565,805)	(168,563)	(305,367)
Investor Shares	(38,145)	(57,732)	(36,431)	(63,198)
Administrative Shares	(7,968)	(14,545)	(40,200)	(49,833)
Participant Shares	(5,390)	(9,848)	(23,190)	(33,746)
Service Shares	—	—	(272)	—
Select Shares	—	—	(159)	—
Total Dividends	(328,538)	(647,930)	(268,815)	(452,144)

Beneficial Interest/Capital Stock
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	44,683,206	102,137,430	33,355,362	82,632,783
Investor Shares	8,591,644	12,712,990	2,754,190	6,245,463
Administrative Shares	1,468,063	3,102,069	4,212,969	5,795,174
Participant Shares	771,405	1,361,084	2,555,855	3,071,131
Service Shares	—	—	68,051	—
Select Shares	—	—	43,641	—
Dividends reinvested:
Institutional Shares	77,673	168,884	70,172	120,877
Investor Shares	15,095	16,521	32,795	56,642
Administrative Shares	2,146	4,427	35,215	49,247
Participant Shares	3,709	8,013	22,669	32,839
Cost of shares redeemed:
Institutional Shares	(45,282,095)	(100,727,903)	(32,875,093)	(82,166,637)
Investor Shares	(8,724,200)	(12,377,419)	(2,942,620)	(5,919,618)
Administrative Shares	(1,451,162)	(3,042,612)	(3,663,268)	(5,489,719)
Participant Shares	(708,125)	(1,374,003)	(2,468,863)	(2,862,522)
Service Shares	—	—	(4,229)	—
Select Shares	—	—	(3,933)	—
Increase (Decrease) in Net Assets from
Beneficial Interest/Capital Stock Transactions	(552,641)	1,989,481	1,192,913	1,565,660
Total Increase (Decrease) In Net Assets	(552,641)	1,989,481	1,192,913	1,565,660

Net Assets ($):
Beginning of Period	13,172,416	11,182,935	10,241,943	8,676,283
End of Period	12,619,775	13,172,416	11,434,856	10,241,943

See notes to financial statements.

The Funds 59

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Government		Dreyfus Government
	Cash Management		Prime Cash Management

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2007	January 31,	July 31, 2007	January 31,
	(Unaudited)	2007	(Unaudited)	2007

Operations ($):
Investment income—net	164,287	217,391	46,610	78,974
Net realized gain (loss) on investments	—	(37)	(1)	(1)
Net Increase (Decrease) in Net Assets
Resulting from Operations	164,287	217,354	46,609	78,973

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(126,167)	(151,006)	(23,696)	(44,534)
Investor Shares	(22,733)	(42,175)	(7,006)	(11,467)
Administrative Shares	(9,595)	(13,086)	(7,027)	(9,295)
Participant Shares	(5,792)	(11,124)	(8,881)	(13,678)
Total Dividends	(164,287)	(217,391)	(46,610)	(78,974)

Beneficial Interest
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	18,787,833	29,602,789	1,935,637	4,798,429
Investor Shares	3,176,252	6,108,135	320,025	525,736
Administrative Shares	1,721,167	1,851,747	2,650,086	3,769,622
Participant Shares	781,041	1,510,479	669,299	1,651,006
Dividends reinvested:
Institutional Shares	62,416	61,313	15,303	32,069
Investor Shares	19,200	34,641	6,899	11,063
Administrative Shares	8,210	11,946	6,359	8,477
Participant Shares	4,749	9,164	8,172	12,245
Cost of shares redeemed:
Institutional Shares	(15,739,496)	(29,388,591)	(2,036,873)	(4,599,038)
Investor Shares	(3,064,019)	(6,284,070)	(321,060)	(503,523)
Administrative Shares	(1,641,308)	(1,782,909)	(2,764,270)	(3,674,731)
Participant Shares	(694,226)	(1,567,294)	(590,568)	(1,529,419)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	3,421,819	167,350	(100,991)	501,936
Total Increase (Decrease) In Net Assets	3,421,819	167,313	(100,992)	501,935

Net Assets ($):
Beginning of Period	4,543,125	4,375,812	1,935,535	1,433,600
End of Period	7,964,944	4,543,125	1,834,543	1,935,535

See notes to financial statements.

	Dreyfus Treasury		Dreyfus Treasury Prime
	Cash Management		Cash Management

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2007	January 31,	July 31, 2007	January 31,
	(Unaudited)	2007	(Unaudited)	2007

Operations ($):
Investment income—net	147,572	212,287	48,605	85,534
Net realized gain (loss) on investments	5	(44)	9	(323)
Net Increase (Decrease) in Net Assets
Resulting from Operations	147,577	212,243	48,614	85,211

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(93,422)	(135,008)	(26,909)	(52,494)
Investor Shares	(42,961)	(63,070)	(14,382)	(26,471)
Administrative Shares	(6,114)	(4,382)	(1,419)	(441)
Participant Shares	(4,712)	(9,827)	(5,895)	(6,128)
Service Shares	(197)	—	—	—
Select Shares	(166)	—	—	—
Total Dividends	(147,572)	(212,287)	(48,605)	(85,534)

Beneficial Interest
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	18,143,837	24,189,105	2,458,274	5,278,720
Investor Shares	5,850,127	10,798,967	1,451,326	2,419,986
Administrative Shares	1,281,301	1,151,481	64,834	43,474
Participant Shares	327,142	1,107,947	1,675,663	741,686
Service Shares	57,847	—	—	—
Select Shares	53,493	—	—	—
Dividends reinvested:
Institutional Shares	27,535	39,802	12,032	21,344
Investor Shares	3,832	3,305	5,074	10,705
Administrative Shares	3,411	4,039	1,419	431
Participant Shares	1,146	4,359	3,999	2,649
Service Shares	—	—	—	—
Select Shares	125	—	—	—
Cost of shares redeemed:
Institutional Shares	(16,666,157)	(23,816,626)	(2,345,343)	(5,743,676)
Investor Shares	(5,479,169)	(10,651,720)	(1,435,043)	(2,467,024)
Administrative Shares	(1,106,133)	(1,101,677)	(2,936)	(65,470)
Participant Shares	(419,301)	(1,075,037)	(1,587,517)	(975,092)
Service Shares	(9,776)	—	—	—
Select Shares	(10,638)	—	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,058,622	653,945	301,782	(732,267)
Total Increase (Decrease) In Net Assets	2,058,627	653,901	301,791	(732,590)

Net Assets ($):
Beginning of Period	5,297,515	4,643,614	1,784,065	2,516,655
End of Period	7,356,142	5,297,515	2,085,856	1,784,065

See notes to financial statements.

The Funds 61

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Municipal Cash		Dreyfus New York Municipal		Dreyfus Tax Exempt
	Management Plus		Cash Management		Cash Management

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2007	January 31,	July 31, 2007	January 31,	July 31, 2007	January 31,
	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007

Operations ($):
Investment income—net	23,792	34,786	11,092	16,221	53,486	98,378
Net realized gain (loss) on investments	466	2	7	76	16	83
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,258	34,788	11,099	16,297	53,502	98,461

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(15,384)	(22,573)	(6,839)	(11,020)	(45,526)	(84,782)
Investor Shares	(3,359)	(5,226)	(2,624)	(3,957)	(4,568)	(8,204)
Administrative Shares	(4,466)	(6,242)	(1,170)	(1,043)	(2,851)	(4,449)
Participant Shares	(583)	(745)	(459)	(205)	(541)	(943)
Total Dividends	(23,792)	(34,786)	(11,092)	(16,225)	(53,486)	(98,378)

Beneficial Interest
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	5,906,050	8,300,868	789,549	1,191,904	7,169,330	16,375,981
Investor Shares	381,392	814,722	322,198	429,173	533,055	1,013,704
Administrative Shares	493,004	1,042,223	114,358	172,138	274,642	797,151
Participant Shares	76,906	49,773	57,499	56,542	123,800	209,633
Dividends reinvested:
Institutional Shares	8,290	15,989	2,195	3,879	18,810	36,740
Investor Shares	3,341	5,214	2,623	3,951	2,602	4,297
Administrative Shares	4,348	6,127	1,063	973	2,832	3,506
Participant Shares	583	745	459	203	265	405
Cost of shares redeemed:
Institutional Shares	(5,493,338)	(8,359,657)	(670,549)	(1,162,402)	(6,487,922) (16,724,793)
Investor Shares	(389,785)	(793,379)	(247,034)	(437,862)	(576,887)	(984,608)
Administrative Shares	(499,220)	(894,434)	(67,306)	(144,984)	(329,482)	(693,353)
Participant Shares	(53,010)	(53,103)	(65,016)	(19,343)	(127,892)	(221,843)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	438,561	135,088	240,039	94,172	603,153	(183,180)
Total Increase (Decrease) In Net Assets	439,027	135,090	240,046	94,244	603,169	(183,097)

Net Assets ($):
Beginning of Period	1,115,653	980,563	573,443	479,199	2,863,603	3,046,700
End of Period	1,554,680	1,115,653	813,489	573,443	3,466,772	2,863,603

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Cash Management
Institutional Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.026	(.026)	1.00	5.22[a]	.20[a]	5.16[a]	10,541
Year Ended January 31,
2007	1.00	.050	(.050)	1.00	5.07	.20	4.98	11,063
2006	1.00	.032	(.032)	1.00	3.28	.20	3.24	9,484
2005	1.00	.013	(.013)	1.00	1.31	.20	1.30	9,283
2004	1.00	.010	(.010)	1.00	.99	.20	.99	9,507
2003	1.00	.016	(.016)	1.00	1.66	.20	1.65	11,410
Investor Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.024	(.024)	1.00	4.96[a]	.45[a]	4.91[a]	1,472
Year Ended January 31,
2007	1.00	.047	(.047)	1.00	4.80	.45	4.73	1,590
2006	1.00	.030	(.030)	1.00	3.03	.45	2.99	1,238
2005	1.00	.011	(.011)	1.00	1.06	.45	1.05	1,068
2004	1.00	.007	(.007)	1.00	.74	.45	.74	1,254
2003	1.00	.014	(.014)	1.00	1.41	.45	1.40	1,814
Administrative Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.025	(.025)	1.00	5.12[a]	.30[a]	5.06[a]	334
Year Ended January 31,
2007	1.00	.049	(.049)	1.00	4.96	.30	4.88	315
2006	1.00	.031	(.031)	1.00	3.18	.30	3.14	251
2005	1.00	.012	(.012)	1.00	1.21	.30	1.20	266
2004	1.00	.009	(.009)	1.00	.89	.30	.89	255
2003	1.00	.015	(.015)	1.00	1.56	.30	1.55	669
Participant Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.024	(.024)	1.00	4.80[a]	.60[a]	4.76[a]	273
Year Ended January 31,
2007	1.00	.046	(.046)	1.00	4.65	.60	4.58	206
2006	1.00	.028	(.028)	1.00	2.87	.60	2.84	210
2005	1.00	.009	(.009)	1.00	.91	.60	.90	244
2004	1.00	.006	(.006)	1.00	.59	.60	.59	132
2003	1.00	.012	(.012)	1.00	1.26	.60	1.25	118

[a] Annualized.
See notes to financial statements.

The Funds 63

F I N A N C I A L H I G H L I G H T S (continued)

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Cash Management Plus
Institutional Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.026	(.026)	1.00	5.20[a]	.20[a]	5.16[a]	7,045
Year Ended January 31,
2007	1.00	.049	(.049)	1.00	5.06	.20	4.95	6,495
2006	1.00	.032	(.032)	1.00	3.29	.20	3.23	5,908
2005	1.00	.013	(.013)	1.00	1.32	.20	1.23	8,466
2004	1.00	.011	(.011)	1.00	1.06	.20	1.07	14,249
2003	1.00	.018	(.018)	1.00	1.78	.20	1.78	24,637
Investor Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.024	(.024)	1.00	4.96[a]	.45[a]	4.91[a]	1,502
Year Ended January 31,
2007	1.00	.047	(.047)	1.00	4.80	.45	4.70	1,658
2006	1.00	.030	(.030)	1.00	3.03	.45	2.98	1,275
2005	1.00	.011	(.011)	1.00	1.07	.45	.98	1,058
2004	1.00	.008	(.008)	1.00	.81	.45	.82	1,203
2003	1.00	.015	(.015)	1.00	1.53	.45	1.53	2,166
Administrative Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.025	(.025)	1.00	5.12[a]	.30[a]	5.06[a]	1,733
Year Ended January 31,
2007	1.00	.048	(.048)	1.00	4.95	.30	4.85	1,148
2006	1.00	.031	(.031)	1.00	3.19	.30	3.13	793
2005	1.00	.012	(.012)	1.00	1.22	.30	1.13	500
2004	1.00	.010	(.010)	1.00	.96	.30	.97	1,579
2003	1.00	.017	(.017)	1.00	1.68	.30	1.68	2,030
Participant Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.024	(.024)	1.00	4.80[a]	.60[a]	4.76[a]	1,051
Year Ended January 31,
2007	1.00	.045	(.045)	1.00	4.64	.60	4.55	941
2006	1.00	.028	(.028)	1.00	2.88	.60	2.83	700
2005	1.00	.009	(.009)	1.00	.92	.60	.83	463
2004	1.00	.007	(.007)	1.00	.65	.60	.67	957
2003	1.00	.014	(.014)	1.00	1.38	.60	1.38	1,028
Service Shares
Six Months Ended July 31, 2007 (Unaudited) [b]	1.00	.004	(.004)	1.00	4.65[a]	.70[a]	4.66[a]	64
Select Shares
Six Months Ended July 31, 2007 (Unaudited) [b]	1.00	.004	(.004)	1.00	4.42[a]	1.00[a]	4.36[a]	40

[a]	Annualized.
[b]	From June 29, 2007 (commencement of initial offering) to July 31, 2007.
See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Goverment Cash Management
Institutional Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.025	(.025)	1.00	5.16[a]	.20[a]	5.11[a]	6,229
Year Ended January 31,
2007	1.00	.049	(.049)	1.00	4.99	.20	4.89	3,118
2006	1.00	.032	(.032)	1.00	3.23	.20	3.15	2,842
2005	1.00	.013	(.013)	1.00	1.26	.20	1.20	3,571
2004	1.00	.010	(.010)	1.00	1.03	.20	1.03	5,409
2003	1.00	.017	(.017)	1.00	1.75	.20	1.74	8,084
Investor Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.024	(.024)	1.00	4.90[a]	.45[a]	4.86[a]	1,040
Year Ended January 31,
2007	1.00	.046	(.046)	1.00	4.72	.45	4.64	909
2006	1.00	.029	(.029)	1.00	2.97	.45	2.90	1,050
2005	1.00	.010	(.010)	1.00	1.01	.45	.95	1,287
2004	1.00	.008	(.008)	1.00	.78	.45	.78	1,307
2003	1.00	.015	(.015)	1.00	1.50	.45	1.49	1,591
Administrative Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.025	(.025)	1.00	5.06[a]	.30[a]	5.01[a]	408
Year Ended January 31,
2007	1.00	.048	(.048)	1.00	4.88	.30	4.79	320
2006	1.00	.031	(.031)	1.00	3.12	.30	3.05	240
2005	1.00	.012	(.012)	1.00	1.16	.30	1.10	313
2004	1.00	.009	(.009)	1.00	.93	.30	.93	900
2003	1.00	.016	(.016)	1.00	1.65	.30	1.64	1,138
Participant Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.023	(.023)	1.00	4.74[a]	.60[a]	4.71[a]	288
Year Ended January 31,
2007	1.00	.045	(.045)	1.00	4.57	.60	4.49	196
2006	1.00	.028	(.028)	1.00	2.81	.60	2.75	244
2005	1.00	.009	(.009)	1.00	.86	.60	.80	289
2004	1.00	.006	(.006)	1.00	.62	.60	.63	607
2003	1.00	.013	(.013)	1.00	1.35	.60	1.34	645

[a] Annualized.
See notes to financial statements.

The Funds 65

F I N A N C I A L H I G H L I G H T S (continued)

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Government Prime Cash Management
Institutional Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.025	(.025)	1.00	5.10[a]	.20[a]	5.05[a]	919
Year Ended January 31,
2007	1.00	.048	(.048)	1.00	4.95	.20	4.86	1,005
2006	1.00	.031	(.031)	1.00	3.18	.20	3.21	773
2005	1.00	.012	(.012)	1.00	1.21	.20	1.19	537
2004	1.00	.009	(.009)	1.00	.94	.20	.91	415
2003	1.00	.016	(.016)	1.00	1.61	.20	1.60	285
Investor Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.024	(.024)	1.00	4.84[a]	.45[a]	4.80[a]	281
Year Ended January 31,
2007	1.00	.046	(.046)	1.00	4.69	.45	4.61	275
2006	1.00	.029	(.029)	1.00	2.92	.45	2.96	242
2005	1.00	.010	(.010)	1.00	.96	.45	.94	209
2004	1.00	.007	(.007)	1.00	.69	.45	.66	243
2003	1.00	.014	(.014)	1.00	1.36	.45	1.35	273
Administrative Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.025	(.025)	1.00	5.00[a]	.30[a]	4.95[a]	206
Year Ended January 31,
2007	1.00	.047	(.047)	1.00	4.85	.30	4.76	314
2006	1.00	.030	(.030)	1.00	3.08	.30	3.11	210
2005	1.00	.011	(.011)	1.00	1.11	.30	1.09	200
2004	1.00	.008	(.008)	1.00	.84	.30	.81	130
2003	1.00	.015	(.015)	1.00	1.51	.30	1.50	216
Participant Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.023	(.023)	1.00	4.70[a]	.60[a]	4.65[a]	428
Year Ended January 31,
2007	1.00	.044	(.044)	1.00	4.53	.60	4.46	341
2006	1.00	.027	(.027)	1.00	2.77	.60	2.81	208
2005	1.00	.008	(.008)	1.00	.81	.60	.79	230
2004	1.00	.005	(.005)	1.00	.54	.60	.51	229
2003	1.00	.012	(.012)	1.00	1.21	.60	1.20	325

[a] Annualized.
See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Treasury Cash Management
Institutional Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.025	(.025)	1.00	5.10[a]	.20[a]	5.04[a]	4,935
Year Ended January 31,
2007	1.00	.048	(.048)	1.00	4.89	.20	4.80	3,429
2006	1.00	.031	(.031)	1.00	3.10	.20	3.08	3,017
2005	1.00	.012	(.012)	1.00	1.19	.20	1.16	2,351
2004	1.00	.009	(.009)	1.00	.93	.20	.93	3,312
2003	1.00	.016	(.016)	1.00	1.59	.20	1.57	3,397
Investor Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.024	(.024)	1.00	4.84[a]	.45[a]	4.79[a]	1,846
Year Ended January 31,
2007	1.00	.045	(.045)	1.00	4.63	.45	4.55	1,471
2006	1.00	.028	(.028)	1.00	2.84	.45	2.83	1,320
2005	1.00	.009	(.009)	1.00	.94	.45	.91	1,164
2004	1.00	.007	(.007)	1.00	.68	.45	.68	1,288
2003	1.00	.013	(.013)	1.00	1.34	.45	1.32	999
Administrative Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.025	(.025)	1.00	5.00[a]	.30[a]	4.94[a]	319
Year Ended January 31,
2007	1.00	.047	(.047)	1.00	4.79	.30	4.70	141
2006	1.00	.030	(.030)	1.00	3.00	.30	2.98	87
2005	1.00	.011	(.011)	1.00	1.09	.30	1.06	49
2004	1.00	.008	(.008)	1.00	.83	.30	.83	20
2003	1.00	.015	(.015)	1.00	1.49	.30	1.47	23
Participant Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.023	(.023)	1.00	4.70[a]	.60[a]	4.64[a]	166
Year Ended January 31,
2007	1.00	.044	(.044)	1.00	4.47	.60	4.40	257
2006	1.00	.027	(.027)	1.00	2.69	.60	2.68	219
2005	1.00	.008	(.008)	1.00	.79	.60	.76	210
2004	1.00	.005	(.005)	1.00	.52	.60	.53	123
2003	1.00	.012	(.012)	1.00	1.19	.60	1.17	52
Service Shares
Six Months Ended July 31, 2007 (Unaudited) [b]	1.00	.004	(.004)	1.00	4.53[a]	.70[a]	4.54[a]	48
Select Shares
Six Months Ended July 31, 2007 (Unaudited) [b]	1.00	.004	(.004)	1.00	4.20[a]	1.00[a]	4.24[a]	43

[a]	Annualized.
[b]	From June 29, 2007 (commencement of initial offering) to July 31, 2007.
See notes to financial statements.

The Funds 67

F I N A N C I A L H I G H L I G H T S (continued)

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Treasury Prime Cash Management
Institutional Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.024	(.024)	1.00	4.82[a]	.20[a]	4.77[a]	1,168
Year Ended January 31,
2007	1.00	.046	(.046)	1.00	4.68	.20	4.57	1,043
2006	1.00	.029	(.029)	1.00	2.96	.20	2.93	1,487
2005	1.00	.012	(.012)	1.00	1.17	.20	1.14	1,333
2004	1.00	.009	(.009)	1.00	.92	.20	.93	1,785
2003	1.00	.016	(.016)	1.00	1.58	.20	1.56	3,291
Investor Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.022	(.022)	1.00	4.58[a]	.45[a]	4.52[a]	636
Year Ended January 31,
2007	1.00	.043	(.043)	1.00	4.43	.45	4.32	615
2006	1.00	.027	(.027)	1.00	2.70	.45	2.68	651
2005	1.00	.009	(.009)	1.00	.92	.45	.89	613
2004	1.00	.007	(.007)	1.00	.67	.45	.68	794
2003	1.00	.013	(.013)	1.00	1.32	.45	1.31	1,261
Administrative Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.023	(.023)	1.00	4.74[a]	.30[a]	4.67[a]	68
Year Ended January 31,
2007	1.00	.045	(.045)	1.00	4.59	.30	4.47	5
2006	1.00	.028	(.028)	1.00	2.86	.30	2.83	26
2005	1.00	.011	(.011)	1.00	1.07	.30	1.04	39
2004	1.00	.008	(.008)	1.00	.82	.30	.83	97
2003	1.00	.015	(.015)	1.00	1.48	.30	1.46	205
Participant Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.022	(.022)	1.00	4.42[a]	.60[a]	4.37[a]	214
Year Ended January 31,
2007	1.00	.042	(.042)	1.00	4.27	.60	4.17	121
2006	1.00	.025	(.025)	1.00	2.55	.60	2.53	352
2005	1.00	.008	(.008)	1.00	.76	.60	.74	94
2004	1.00	.005	(.005)	1.00	.52	.60	.53	179
2003	1.00	.012	(.012)	1.00	1.18	.60	1.16	321

[a] Annualized.
See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Municipal Cash Management Plus
Institutional Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.018	(.018)	1.00	3.57[a]	.20[a]	3.55[a]	1,017
Year Ended January 31,
2007	1.00	.033	(.033)	1.00	3.37	.20	3.33	596
2006	1.00	.024	(.024)	1.00	2.39	.20	2.34	638
2005	1.00	.011	(.011)	1.00	1.13	.20	1.07	500
2004	1.00	.009	(.009)	1.00	.93	.20	.92	722
2003	1.00	.013	(.013)	1.00	1.33	.20	1.31	224
Investor Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.016	(.016)	1.00	3.31[a]	.45[a]	3.30[a]	201
Year Ended January 31,
2007	1.00	.031	(.031)	1.00	3.11	.45	3.07	206
2006	1.00	.021	(.021)	1.00	2.13	.45	2.09	180
2005	1.00	.009	(.009)	1.00	.88	.45	.82	105
2004	1.00	.007	(.007)	1.00	.68	.45	.67	88
2003	1.00	.011	(.011)	1.00	1.08	.45	1.06	92
Administrative Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.017	(.017)	1.00	3.45[a]	.30[a]	3.45[a]	289
Year Ended January 31,
2007	1.00	.032	(.032)	1.00	3.27	.30	3.24	291
2006	1.00	.023	(.023)	1.00	2.29	.30	2.24	137
2005	1.00	.010	(.010)	1.00	1.03	.30	.97	129
2004	1.00	.008	(.008)	1.00	.83	.30	.82	108
2003	1.00	.012	(.012)	1.00	1.23	.30	1.21	110
Participant Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.016	(.016)	1.00	3.15[a]	.60[a]	3.15[a]	47
Year Ended January 31,
2007	1.00	.029	(.029)	1.00	2.96	.60	2.93	23
2006	1.00	.020	(.020)	1.00	1.98	.60	1.94	25
2005	1.00	.007	(.007)	1.00	.73	.60	.67	20
2004	1.00	.005	(.005)	1.00	.52	.60	.52	19
2003	1.00	.009	(.009)	1.00	.93	.60	.91	16

[a] Annualized.
See notes to financial statements.

The Funds 69

F I N A N C I A L H I G H L I G H T S (continued)

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus New York Municipal Cash Management
Institutional Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.017	(.017)	1.00	3.53[a]	.20[a]	3.50[a]	498
Year Ended January 31,
2007	1.00	.033	(.033)	1.00	3.36	.20	3.31	377
2006	1.00	.023	(.023)	1.00	2.36	.20	2.33	343
2005	1.00	.011	(.011)	1.00	1.10	.20	1.12	336
2004	1.00	.009	(.009)	1.00	.88	.20	.89	308
2003	1.00	.013	(.013)	1.00	1.26	.20	1.25	417
Investor Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.016	(.016)	1.00	3.29[a]	.45[a]	3.25[a]	198
Year Ended January 31,
2007	1.00	.031	(.031)	1.00	3.10	.45	3.06	120
2006	1.00	.021	(.021)	1.00	2.11	.45	2.08	125
2005	1.00	.008	(.008)	1.00	.85	.45	.87	71
2004	1.00	.006	(.006)	1.00	.63	.45	.64	28
2003	1.00	.010	(.010)	1.00	1.01	.45	1.00	21
Administrative Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.017	(.017)	1.00	3.43[a]	.30[a]	3.40[a]	84
Year Ended January 31,
2007	1.00	.032	(.032)	1.00	3.25	.30	3.21	36
2006	1.00	.022	(.022)	1.00	2.26	.30	2.23	8
2005	1.00	.010	(.010)	1.00	1.00	.30	1.02	1
2004	1.00	.008	(.008)	1.00	.79	.30	.79	—[b]
2003	1.00	.011	(.011)	1.00	1.15	.30	1.15	6
Participant Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.015	(.015)	1.00	3.13[a]	.60[a]	3.10[a]	33
Year Ended January 31,
2007	1.00	.029	(.029)	1.00	2.94	.60	2.91	40
2006	1.00	.019	(.019)	1.00	1.95	.60	1.93	3
2005	1.00	.007	(.007)	1.00	.70	.60	.72	6
2004	1.00	.005	(.005)	1.00	.48	.60	.49	2
2003	1.00	.009	(.009)	1.00	.86	.60	.85	2

[a]	Annualized.
[b]	Amount represents less than $1 million.
See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Tax Exempt Cash Management
Institutional Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.017	(.017)	1.00	3.51[a]	.20[a]	3.48[a]	3,033
Year Ended January 31,
2007	1.00	.033	(.033)	1.00	3.34	.20	3.29	2,333
2006	1.00	.023	(.023)	1.00	2.36	.20	2.35	2,645
2005	1.00	.011	(.011)	1.00	1.12	.20	1.14	2,510
2004	1.00	.009	(.009)	1.00	.90	.20	.89	1,934
2003	1.00	.013	(.013)	1.00	1.29	.20	1.28	2,073
Investor Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.016	(.016)	1.00	3.27[a]	.45[a]	3.23[a]	247
Year Ended January 31,
2007	1.00	.030	(.030)	1.00	3.08	.45	3.04	288
2006	1.00	.021	(.021)	1.00	2.11	.45	2.10	255
2005	1.00	.009	(.009)	1.00	.87	.45	.89	240
2004	1.00	.006	(.006)	1.00	.65	.45	.64	122
2003	1.00	.010	(.010)	1.00	1.04	.45	1.03	119
Administrative Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.017	(.017)	1.00	3.41[a]	.30[a]	3.38[a]	161
Year Ended January 31,
2007	1.00	.032	(.032)	1.00	3.24	.30	3.19	213
2006	1.00	.022	(.022)	1.00	2.26	.30	2.25	105
2005	1.00	.010	(.010)	1.00	1.02	.30	1.04	275
2004	1.00	.008	(.008)	1.00	.80	.30	.79	312
2003	1.00	.012	(.012)	1.00	1.19	.30	1.18	185
Participant Shares
Six Months Ended July 31, 2007 (Unaudited)	1.00	.015	(.015)	1.00	3.11[a]	.60[a]	3.08[a]	26
Year Ended January 31,
2007	1.00	.029	(.029)	1.00	2.93	.60	2.89	30
2006	1.00	.019	(.019)	1.00	1.96	.60	1.95	42
2005	1.00	.007	(.007)	1.00	.72	.60	.74	19
2004	1.00	.005	(.005)	1.00	.50	.60	.49	46
2003	1.00	.009	(.009)	1.00	.89	.60	.88	139

[a] Annualized.
See notes to financial statements.

The Funds 71

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund, other than Dreyfus New York Municipal Cash Management, is diversified. Dreyfus New York Municipal Cash Management is non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) which currently offers two series. Dreyfus Tax Exempt Cash Management is a series of Dreyfus Tax Exempt Cash Management Funds, which also currently offers two series. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which are exempt from federal, New York state and New York city personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as each fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On July 1, 2007, the Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

On May 22, 2007, the fund’s Board of Directors/Trustees approved the addition of Select Shares and Service Shares for Dreyfus Cash Management Plus and Dreyfus Treasury Cash Management, which became effective June 29, 2007.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, served as the distributor of the funds’ shares, which are sold to the public without a sales charge. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation. Each fund offers the following classes of shares: Institutional Shares, Investor Shares, Administrative Shares and Participant Shares, and Dreyfus Cash Management Plus, Inc. and Dreyfus Treasury Cash Management also offer Service Shares and Select Shares. Investor, Administrative, Participant, Service and Select Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board members to represent the fair value of each fund’s investments.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: With regards to the Company, expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(e) Federal income taxes: It is the policy of each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are

The Funds 73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

“more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

Table 1 summarizes each fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2007.

The tax character of each fund’s distributions paid to shareholders (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) during the fiscal year ended January 31, 2007, were all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

The tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management during the fiscal year ended January 31, 2007, were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 1.

			Expiring in fiscal:			($ x 1,000)

	2009†	2011†	2012†	2013†	2014†	2015†	Total
Dreyfus Cash Management	—	—	—	18	1,538	—	1,556
Dreyfus Cash Management Plus, Inc.	—	—	—	562	7,999	—	8,561
Dreyfus Government Cash Management	—	—	172	—	2,628	37	2,837
Dreyfus Government Prime Cash Management	—	—	—	1	—	1	2
Dreyfus Treasury Cash Management	—	—	—	13	39	44	96
Dreyfus Treasury Prime Cash Management	61	—	70	107	65	323	626

† If not applied, the carryovers expire in the above years.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund’s average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Investor Shares, Administrative Shares, Participant Shares, Service Shares and Select Shares, Rule 12b-1 Service Plan expenses.

(b) Under each fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Investor Shares, Administrative Shares, Participant Shares, (and Service Shares and Select Shares, as to Dreyfus Cash Management Plus and Dreyfus Treasury Cash Management) each fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .25%, .10%, .40%, .50% and .80% of the value of the average daily net assets of Investor Shares, Administrative Shares, Participant Shares, Service Shares and Select Shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund’s, Investor Shares, Administrative Shares, Participant Shares, Service Shares and Select Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under each Plan are payable without regard to actual expenses incurred.Table 2 summarizes the amount each fund was charged pursuant to the Plan during the period ended July 31, 2007.

Table 3 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meet-ing.These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2(a).

NOTE 3—Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus is authorized to issue 110 billion shares of $.001 par value Common Stock.

Table 2.

	Investor	Administrative	Participant	Service	Select
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)

Dreyfus Cash Management	1,940,804	157,393	452,622	—	—
Dreyfus Cash Management Plus	1,855,061	793,877	1,947,256	29,075	28,911
Dreyfus Government Cash Management	1,170,243	191,831	494,009	—	—
Dreyfus Government Prime Cash Management	365,041	142,101	764,097	—	—
Dreyfus Treasury Cash Management	2,240,409	123,657	405,272	22,063	31,765
Dreyfus Treasury Prime Cash Management	793,362	30,321	541,305	—	—
Dreyfus Municipal Cash Management Plus	255,829	129,969	74,584	—	—
Dreyfus New York Municipal Cash Management	201,401	34,303	59,238	—	—
Dreyfus Tax Exempt Cash Management	352,960	84,221	70,034

Table 3.

		Management		Distribution
		Fees ($)		Fees ($)

Dreyfus Cash Management		2,204,780		443,407
Dreyfus Cash Management Plus		1,688,429		868,191
Dreyfus Government Cash Management		1,348,018		323,135
Dreyfus Government Prime Cash Management		302,653		222,832
Dreyfus Treasury Cash Management		1,204,144		542,522
Dreyfus Treasury Prime Cash Management		311,817		265,958
Dreyfus Municipal Cash Management Plus		196,841		85,773
Dreyfus New York Municipal Cash Management		66,964		57,290
Dreyfus Tax Exempt Cash Management		457,109		81,304

The Funds 75

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF EACH FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

ALL CASH MANAGEMENT FUNDS

At a Joint Meeting of the Board of each fund held on May 22, 2007, the Board considered the re-approval for an annual period of each fund’s Management Agreement, pursuant to which the Manager provides each fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to each Fund. The Board members received a presentation from representatives of the Manager regarding services provided to each fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to each fund pursuant to each fund’s Management Agreement.The Manager’s representatives noted that the funds serve institutional investors acting for themselves or in a fiduciary capacity, and reviewed the nature of the relationships that the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the sales and servicing support provided by Dreyfus Investments Division to each fund, the diversity of distribution of the funds in the Dreyfus complex generally, and the Manager’s need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel.The Board also reviewed the number of shareholder accounts in each fund, as well as each fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of Each Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing each fund’s management fee and expense ratio (based on each fund’s Institutional Shares) with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper, in each case based on the current financial statements available to Lipper as of March 31, 2007. Included in each fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented each fund’s performance (based on each fund’s Institutional Shares) for various periods ended March 31, 2007, and placed significant emphasis on comparisons of total return performance for each fund to the same group of funds as the fund’s Expense Group (the “Performance Group”) and to a group of funds that was broader than the fund’s Expense Universe (the “Performance Universe”) that also were selected by Lipper.

DREYFUS CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were lower and higher than the respective Expense Group medians. The Board also noted that the fund’s total expense ratio was one basis point higher than the Expense Group median and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total return results lower than the Performance Group median and higher than the Performance Universe median, for each reported time period up to 10 years. The Board noted the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period.The Board noted that each Performance Group fund that had a lower actual management fee than the fund also had an expense reduction in effect, and the Board considered the extent to which this may account for the fund trailing the Performance Group median by 3-5 basis points in the reported time periods.The Board also noted the portfolio manager’s presentation of the strategies for managing the fund’s average maturity and credit risk profile compared with those pursued by the Performance Group funds.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included funds used primarily as sweep vehicles for asset management accounts as well as funds with investment minimums ranging from $100,000 to $1 billion.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS CASH MANAGEMENT PLUS

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were at and higher than the respective Expense Group medians.The Board also noted that the fund’s total expense ratio approximated the Expense Group median and was lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total returns variously lower, higher, and at the Performance Group median, and higher than the Performance Universe median, for each reported time period up to 10 years. The Board noted the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period.The Board noted that most of the Performance Group funds that had a lower actual management fee than the fund (6 of the 8) also had an expense reduction in effect, and the Board considered the extent to which this may account for the fund trailing the Performance Group median by 1-2 basis point in certain reported time periods. The Board also noted the portfolio manager’s presentation of the strategies for managing the fund’s average maturity and credit risk profile compared with those pursued by the Performance Group funds.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included funds used primarily as sweep vehicles for asset management accounts as well as funds with investment minimums ranging from $100,000 to $1 billion.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS GOVERNMENT CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were lower and higher than the respective Expense Group medians. The Board also noted that the fund’s total expense ratio was at the Expense Group median and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total return results at the Performance Group median, and higher than the Performance Universe median, for each reported time period up to 10 years. The Board noted the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period, including that 2-5 basis points separated the fund from a first quintile (the first quintile reflecting the highest performance ranking group) ranking for 4 of the 6

The Funds 77

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF EACH FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

time periods.The Board noted that most of the Performance Group funds that had a lower actual management fee than the fund (8 of the 10) also had an expense reduction in effect, and the Board considered the extent to which this may account for the fund’s median Performance Group returns. The Board also noted the portfolio manager’s presentation of the strategy for managing the fund’s average maturity compared with those pursued by the Performance Group funds.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by one Similar Fund, and explained the nature of the Similar Fund and the difference, from the Manager’s perspective, in providing services to the Similar Fund as compared to the fund.The Board noted that the Similar Fund’s management fee was the same as the fund’s management fee.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were lower and higher than the respective Expense Group medians. The Board also noted that the fund’s total expense ratio was a fraction of one percentage point lower than Expense Group median and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved various total return results at or no more than three basis points lower than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to 5 years.The Board noted the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period.The Board noted that each Performance Group fund that had a lower actual management fee than the fund also had an expense reduction in effect, and the Board considered the extent to which this may account for the fund trailing the Performance Group median by 2-3 basis points in certain reported time periods. The Board also noted the portfolio manager’s presentation of the strategy for managing the fund’s average maturity compared with those pursued by the Performance Group funds.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by one Similar Fund, and explained the nature of the Similar Fund and the difference, from the Manager’s perspective, in providing services to the Similar Fund as compared to the fund.The Board noted that the Similar Fund’s management fee was the same as the fund’s management fee.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS TREASURY CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were higher than the respective Expense Group medians.The Board also noted that the fund’s total expense ratio was a fraction of one percentage point lower than the Expense Group median and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved various total return results at or no more than four basis points lower than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to 10 years. The Board noted the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board noted that most of the Performance Group funds that had a lower actual management fee than the fund (6 of the 9) also had an expense reduction in effect, and the Board considered the extent to which this may account for the fund trailing the Performance Group median by 2-4 basis points in certain reported time periods.The Board also noted the portfolio manager’s presentation of the strategy for managing the fund’s average maturity compared with those pursued by the Performance Group funds.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included funds used primarily as a sweep vehicle for asset management accounts as well as funds with investment minimums close to or the same as that of the fund.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS TREASURY PRIME CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were lower and higher than the respective Expense Group medians. The Board also noted that the fund’s total expense ratio was a fraction of one percentage point lower than the Expense Group median and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total return results generally at or slightly higher than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to 10 years. The Board noted the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period, including that 4 basis points separated the fund from a first quintile ranking for the 1-year period.The Board noted that most of the Performance Group funds that had a lower actual management fee than the fund (7 of the 8) also had an expense reduction in effect, and the Board considered the extent to which this may account for the fund’s performance relative to the median. The Board also noted the portfolio manager’s presentation of the strategy for managing the fund’s average maturity compared with those pursued by the Performance Group funds.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included funds used primarily as a sweep vehicle for asset management accounts as well as funds with investment minimums close to or the same as that of the fund.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS TAX EXEMPT CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were lower and higher than the respective Expense Group medians. The Board also noted that the fund’s total expense ratio was at the Expense Group median and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved second quintile total return rankings among its Performance Group and Performance Universe for each reported time period up to 5 years (with third quintile rankings for the 10-year period). The Board noted the very narrow spreads in the returns among the fund and the Performance Group funds for each reported time period, including that 1 or 2 basis points separated the fund from a first quintile ranking for each reported time period.

The Funds 79

INFORMATION ABOUT THE REVIEW AND APPROVAL

OF EACH FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were lower and higher than the respective Expense Group medians. The Board also noted that the fund’s total expense ratio was at the Expense Group median and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved first quintile total return rankings among its Performance Group and Performance Universe for each reported time period up to 10 years.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were lower than the respective Expense Group medians. The Board also noted that the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians.

With respect to the fund’s performance, the Board noted that the fund achieved first quintile total return rankings among its Performance Group and Performance Universe for each reported time period up to 10 years, including number one total return rankings in the Performance Group for 3 of the 5 reported time periods.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included one fund used primarily as a sweep vehicle for asset management accounts as well as two other retail funds. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Manager’s representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for each fund and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the

Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for each fund, including any decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund share-holders.The Board members also considered potential benefits to the Manager from acting as investment adviser to each fund and noted that there were no soft dollar arrangements in effect with respect to trading any fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to each fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing each fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. The Board also noted the Manager’s expense undertaking in effect for each fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of each fund’s Management Agreement. Based on the discussions and considerations as described above, each fund’s Board made the following conclusions and determinations, as indicated.

  The Board concluded that the nature, extent, and quality of the services provided by the Manager to each fund are ade- quate and appropriate.
  As to each taxable Dreyfus Cash Management fund, the Board was satisfied with each fund’s overall performance, noting the narrow spreads in returns among each fund and its respective Performance Group, and the portfolio man- ager’s explanation of each fund’s maturity and credit risk strategy, as applicable, over the past two years.
  As to each tax exempt Dreyfus Cash Management fund, the Board was satisfied with each fund’s performance.
  The Board concluded that the fee paid to the Manager by each fund was reasonable in light of the services provided, comparative performance and expense and management fee information, including the expense undertakings in effect for each fund, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with each fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of each fund had been adequately considered by the Manager in connection with the man- agement fee rate charged to each fund, and that, to the extent in the future it were to be determined that mater- ial economies of scale had not been shared with a fund, the Board would seek to have those economies of scale shared with the fund.
  The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of each fund’s Management Agreement was in the best interests of the fund and its respective shareholders.

The Funds 81

NOTES

For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:

Dreyfus Cash Management	Institutional: DICXX	Investor: DVCXX	Administrative: DACXX	Participant: DPCXX
Dreyfus Cash Management Plus, Inc.	Institutional: DCIXX	Investor: DCVXX	Administrative: DCAXX	Participant: DCPXX
	Service: DCMPX	Select: DCMSX		
Dreyfus Government Cash Management	Institutional: DGCXX	Investor: DGVXX	Administrative: DAGXX	Participant: DPGXX
Dreyfus Government Prime Cash Management	Institutional: DIPXX	Investor: DVPXX	Administrative: DAPXX	Participant: DGPXX
Dreyfus Municipal Cash Management Plus	Institutional: DIMXX	Investor: DVMXX	Administrative: DAMXX	Participant: DMPXX
Dreyfus New York Municipal Cash Management	Institutional: DIYXX	Investor: DVYXX	Administrative: DAYXX	Participant: DPYXX
Dreyfus Tax Exempt Cash Management	Institutional: DEIXX	Investor: DEVXX	Administrative: DEAXX	Participant: DEPXX
Dreyfus Treasury Cash Management	Institutional: DTRXX	Investor: DTVXX	Administrative: DTAXX	Participant: DTPXX
	Service: DTCMX	Select: DTCSX		
Dreyfus Treasury Prime Cash Management	Institutional: DIRXX	Investor: DVRXX	Administrative: DARXX	Participant: DPRXX

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how each fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

CMGTSA0707

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)